UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04443

Eaton Vance Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
National Ultra-Short Municipal
Income Fund
Semiannual Report
September 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2022
Eaton Vance
National Ultra-Short Municipal Income Fund

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Julie Callahan, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Advisers Class at NAV	11/20/2020	05/29/1992	(0.34)%	(0.71)%	0.62%	0.22%
Class A at NAV	06/27/1996	05/29/1992	(0.36)	(0.76)	0.61	0.22
Class A with 2.25% Maximum Sales Charge	—	—	(2.64)	(3.03)	0.15	(0.01)
Class I at NAV	08/03/2010	05/29/1992	(0.17)	(0.58)	0.76	0.37

Bloomberg 1 Year Municipal Bond Index	—	—	(0.74)%	(2.34)%	0.69%	0.72%
% Total Annual Operating Expense Ratios[3]	Advisers Class	Class A	Class I
Gross	0.54%	0.54%	0.39%
Net	0.50	0.50	0.35
% Distribution Rates/Yields[4]	Advisers Class	Class A	Class I
Distribution Rate	1.93%	1.79%	1.95%
Taxable-Equivalent Distribution Rate	3.26	3.02	3.29
SEC 30-day Yield	1.95	1.90	2.12
Taxable-Equivalent SEC 30-day Yield	3.29	3.22	3.58
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg 1 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-2 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Advisers Class is linked to Class A. Performance presented in the Financial Highlights included in the financial statements is not linked.
Effective August 19, 2013, the Fund changed its investment objective and policies. Prior to August 19, 2013, the Fund employed a strategy of investing in fixed-rate bonds with a dollar-weighted average portfolio duration of between three and nine years. Performance prior to August 19, 2013 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 7/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
4

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/22)	Ending Account Value (9/30/22)	Expenses Paid During Period* (4/1/22 – 9/30/22)	Annualized Expense Ratio
Actual
Advisers Class	$1,000.00	$ 996.60	$2.50**	0.50%
Class A	$1,000.00	$ 996.40	$2.50**	0.50%
Class I	$1,000.00	$ 998.30	$1.75**	0.35%

Hypothetical
(5% return per year before expenses)
Advisers Class	$1,000.00	$1,022.56	$2.54**	0.50%
Class A	$1,000.00	$1,022.56	$2.54**	0.50%
Class I	$1,000.00	$1,023.31	$1.78**	0.35%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
5

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.8%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Grand Canyon University:
3.25%, 10/1/23	$2,900	$ 2,863,750
4.125%, 10/1/24	1,500	1,384,995
Total Corporate Bonds (identified cost $4,368,005)		$ 4,248,745

Tax-Exempt Municipal Obligations — 96.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.8%
Delaware Valley Regional Finance Authority, PA, 2.478%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(1)	$10,000	$ 9,880,600
		$ 9,880,600
Education — 15.2%
Connecticut Health and Educational Facilities Authority, (Yale University), 2.60%, 7/1/42(2)	$15,000	$ 15,000,000
Lehigh County General Purpose Authority, PA, (Muhlenberg College), 3.04%, (SIFMA + 0.58%), 11/1/24 (Put Date), 11/1/37(1)	3,495	3,489,862
Michigan Finance Authority, State Aid Revenue, 5.00%, 7/20/23	5,000	5,063,950
Montana State University, 2.91%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(1)	1,535	1,536,366
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 2/1/23	1,445	1,453,193
5.00%, 2/1/24	1,725	1,761,622
Tennessee School Bond Authority, 5.00%, 11/1/23	3,580	3,648,378
University of Delaware, (SPA: TD Bank, N.A.), 2.75%, 11/1/35(2)	8,055	8,055,000
University of Michigan, 2.50%, 12/1/29(3)	18,700	18,700,000
University of North Carolina at Chapel Hill, 2.647%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	4,500	4,465,080
University of Texas:
2.44%, 8/1/34(3)	15,000	15,000,000
5.00%, 7/1/24(4)	750	773,760
Virginia College Building Authority, 5.00%, 2/1/24	5,285	5,415,223
		$ 84,362,434
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 9.7%
Gainesville, FL, Utilities System Revenue, (SPA: Barclays Bank PLC), 2.95%, 10/1/42(2)	$15,000	$ 15,000,000
Guam Power Authority, 5.00%, 10/1/23	1,250	1,264,163
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	1,665	1,608,340
Long Island Power Authority, NY, Electric System Revenue:
Series 2014C, 2.545%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,390	1,390,000
Series 2015C, 2.545%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	1,750	1,750,000
Nebraska Public Power District, 5.00%, 1/1/24	4,710	4,811,453
Oklahoma Municipal Power Authority, 2.85%, (SIFMA + 0.39%), 1/1/23(1)	1,775	1,775,035
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 2.50%, 8/1/31(3)	7,570	7,570,000
(LOC: TD Bank, N.A.), 2.50%, 8/1/31(3)	10,150	10,150,000
Seattle, WA, Municipal Light and Power Revenue, 2.95%, (SIFMA + 0.49%), 11/1/23 (Put Date), 11/1/46(1)	8,000	7,993,520
Western Minnesota Municipal Power Agency, 5.00%, 1/1/24(4)	550	561,632
		$ 53,874,143
Escrowed/Prerefunded — 1.3%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/24	$7,500	$ 7,197,600
		$ 7,197,600
General Obligations — 16.5%
Adams & Arapahoe Joint School District No. 28J, CO, 5.00%, 12/1/22	$2,600	$ 2,607,982
Chicago Board of Education, IL, 5.00%, 12/1/23	4,750	4,802,155
Clark County School District, GA, 5.00%, 9/1/23	1,600	1,627,472
Clark County School District, NV, 5.00%, 6/15/24	6,550	6,710,540
Cook, IL, 5.00%, 11/15/24	1,200	1,234,632
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	5,000	4,890,800
5.00%, 8/15/23	8,000	8,129,600
Illinois, 5.00%, 3/1/23	500	502,870
Johnson City, TN, 5.00%, 3/1/23	2,575	2,594,905
Leander, TX, 5.00%, 8/15/23	1,600	1,625,104
Los Angeles, CA, 4.00%, 6/29/23	10,000	10,068,800
McKinney, TX, 5.00%, 8/15/23	1,000	1,015,170
New York City, NY, (LOC: TD Bank, N.A.), 2.78%, 3/1/48(2)	12,865	12,865,000
Oyster Bay, NY, 5.00%, 8/1/23	1,000	1,015,350

6
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Quincy, MA, 4.00%, 7/7/23	$5,000	$ 5,030,900
San Francisco City and County, CA, 5.00%, 6/15/23	4,250	4,307,077
San Francisco Unified School District, CA, (Election of 2016), 5.00%, 6/15/23	1,700	1,723,426
Seattle, WA, 5.00%, 9/1/23	9,945	10,115,756
Washington, 5.00%, 7/1/23	10,000	10,139,300
		$ 91,006,839
Hospital — 15.3%
Allegheny County Hospital Development Authority, PA, (UPMC), 2.83%, (SIFMA + 0.37), 11/15/23(1)	$2,000	$ 2,003,480
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.06%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(1)	5,000	5,003,450
Colorado Health Facilities Authority, (Intermountain Healthcare), 3.01%, (SIFMA + 0.55%), 8/17/26 (Put Date), 5/15/61(1)	3,000	3,000,960
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	2,680	2,678,821
Franklin County, OH, (Trinity Health Credit Group), 1.60% to 11/1/22 (Put Date), 12/1/46	3,000	2,995,800
Geisinger Authority, PA, (Geisinger Health System Foundation), 3.166%, (67% of 1 mo. USD LIBOR + 1.07%), 6/1/24 (Put Date), 6/1/28(1)	2,000	1,989,300
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 3.03%, (SIFMA + 0.57%), 12/4/24 (Put Date), 12/1/49(1)	1,800	1,794,654
Indiana Finance Authority, (Parkview Health), 3.01%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(1)	6,330	6,332,089
Iowa Finance Authority, (Iowa Health System), 3.04%, (SIFMA + 0.58%), 1/4/24 (Put Date), 2/15/35(1)(5)	10,045	10,017,075
Irving Hospital Authority, TX, (Baylor Scott & White Medical Center - Irving), 3.56%, (SIFMA + 1.10%), 10/15/23 (Put Date), 10/15/44(1)	1,490	1,490,268
Louisiana Public Facilities Authority, (Louisiana Children's Medical Center), 3.11%, (SIFMA + 0.65%), 9/1/23 (Put Date), 9/1/57(1)	10,000	10,007,200
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 2.835%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(1)	2,000	2,002,480
Ohio, (Cleveland Clinic Health System), 2.86%, (SIFMA + 0.40%), 6/1/23 (Put Date), 1/1/52(1)	18,440	18,443,135
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 3.06%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(1)	7,500	7,470,675
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
3.01%, (SIFMA + 0.55%), 7/26/23 (Put Date), 8/15/54(1)	$1,000	$ 997,530
3.11%, (SIFMA + 0.65%), 7/31/24 (Put Date), 8/15/54(1)	8,200	8,181,386
		$ 84,408,303
Housing — 4.9%
Massachusetts Housing Finance Agency, (Mill Road Apartments), 3.01%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(1)	$3,920	$ 3,920,000
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.01%, (SIFMA + 0.55%), 12/12/23 (Put Date), 7/1/41(1)	8,415	8,423,247
New York Mortgage Agency:
(AMT), 1.05%, 4/1/26	1,275	1,152,294
(AMT), 1.15%, 10/1/26	1,330	1,189,552
Pennsylvania Housing Finance Agency:
2.754%, (70% of 1 mo. USD LIBOR + 0.57%), 10/1/23 (Put Date), 10/1/47(1)	2,440	2,441,415
2.784%, (70% of 1 mo. USD LIBOR + 0.60%), 6/1/23 (Put Date), 10/1/45(1)	5,000	5,000,850
Washington Housing Finance Commission, 3.01%, (SIFMA + 0.55%), 10/1/23 (Put Date), 12/1/48(1)	5,000	4,990,200
		$ 27,117,558
Industrial Development Revenue — 2.7%
California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A2, (AMT), 2.00%, 11/1/42(5)(6)	$5,000	$ 4,997,550
Indiana Finance Authority, (Republic Services, Inc.), (AMT), 2.95%, 5/1/34(6)	5,000	4,996,600
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 2.95%, 5/1/46(6)	5,000	4,992,800
		$ 14,986,950
Insured - General Obligations — 1.4%
Allegheny County, PA, (AGM), 2.414%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/26(1)	$3,885	$ 3,868,683
Newark, NJ:
(AGM), 4.00%, 2/15/23	1,725	1,728,795
(AGM), 4.00%, 2/15/24	1,940	1,952,843
		$ 7,550,321
Lease Revenue/Certificates of Participation — 2.9%
Erie Industrial Development Authority, NY, (School District Buffalo Project), 5.00%, 5/1/23	$2,300	$ 2,324,472

7
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (School Facilities Construction):
4.01%, (SIFMA + 1.55%), 9/1/27(1)	$2,000	$ 2,001,180
5.00%, 6/15/23	5,000	5,053,300
5.00%, 11/1/23	1,450	1,473,070
North Carolina, Limited Obligation Bonds, 4.00%, 5/1/23	1,000	1,005,440
Riverside County, CA, Tax and Revenue Anticipation Notes, 5.00%, 6/30/23	4,000	4,056,680
		$ 15,914,142
Other Revenue — 11.3%
Black Belt Energy Gas District, AL, 3.08%, (SIFMA + 0.62%), 12/1/23 (Put Date), 12/1/48(1)	$15,000	$ 14,833,950
Illinois Finance Authority, (Field Museum of Natural History), 3.286%, (1 mo. USD LIBOR + 0.50%), 9/1/25 (Put Date), 11/1/34(1)	4,250	4,204,397
Northern California Gas Authority No. 1, Gas Project Revenue, 2.246%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(1)	2,880	2,795,501
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.578%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	17,500	17,327,975
Southeast Alabama Gas Supply District, (Project No. 2), 2.568%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(1)	6,440	6,340,051
Tennessee Energy Acquisition Corp., 5.00%, 2/1/23	5,000	5,012,750
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 3.51%, (SIFMA + 1.05%), 7/3/23 (Put Date), 1/1/42(1)	12,000	12,011,280
		$ 62,525,904
Senior Living/Life Care — 0.9%
Iowa Finance Authority, (Lifespace Communities, Inc.), 2.636%, (70% of SOFR + 0.55%), 5/15/26 (Put Date), 5/15/56(1)	$5,500	$ 5,114,890
Wisconsin Health and Educational Facilities Authority, (Oakwood Lutheran Senior Ministries), 4.00%, 1/1/23	125	124,821
		$ 5,239,711
Special Tax Revenue — 0.0%(7)
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(8)	$35	$ 0
5.75%, 5/1/38	60	60,449
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(8)	90	48,748
		$ 109,197
Security	Principal Amount (000's omitted)	Value
Student Loan — 0.5%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	$2,100	$ 2,122,911
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/24	885	907,514
		$ 3,030,425
Transportation — 11.2%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 3.56%, (SIFMA + 1.10%), 4/1/24 (Put Date), 4/1/45(1)	$6,900	$ 6,933,465
Hawaii Airports System Revenue, (AMT), 5.00%, 7/1/23	6,885	6,960,115
Metropolitan Transportation Authority, NY, 2.89%, (SIFMA + 0.43%), 2/1/25 (Put Date), 11/1/31(1)	20,000	19,642,600
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	1,725	1,749,599
New Jersey Transportation Trust Fund Authority, (Transportation System):
5.25%, 12/15/23	2,450	2,500,274
5.50%, 12/15/23	2,600	2,660,892
North Texas Tollway Authority, 5.00%, 1/1/24(4)	3,000	3,060,390
Pennsylvania Turnpike Commission:
3.06%, (SIFMA + 0.60%), 12/1/23(1)	1,000	1,001,640
3.16%, (SIFMA + 0.70%), 12/1/23(1)	2,500	2,501,475
(LOC: TD Bank, N.A.), 2.55%, 12/1/39(3)	11,000	11,000,000
Port Authority of New York and New Jersey:
4.00%, 12/1/22	700	701,022
4.00%, 12/1/23	1,000	1,009,000
Port of Seattle, WA, (AMT), 5.00%, 8/1/24	2,000	2,048,900
		$ 61,769,372
Water and Sewer — 0.6%
Gilbert Water Resources Municipal Property Corp., AZ, Green Bond, 5.00%, 7/15/23	$1,370	$ 1,390,413
North Penn Water Authority, PA, 3.02%, (SIFMA + 0.56%), 11/1/24(1)	1,690	1,688,885
		$ 3,079,298
Total Tax-Exempt Municipal Obligations (identified cost $535,512,932)		$532,052,797

8
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.0%(7)
Valley View School District, PA:
(BAM), 1.25%, 5/15/23	$30	$ 29,453
(BAM), 1.25%, 5/15/23	300	294,441
		$ 323,894
Senior Living/Life Care — 0.1%
Indiana Finance Authority, (BHI Senior Living):
1.67%, 11/15/22	$295	$ 293,944
1.72%, 11/15/23	300	288,333
		$ 582,277
Total Taxable Municipal Obligations (identified cost $925,000)		$ 906,171
Total Investments — 97.1% (identified cost $540,805,937)		$537,207,713
Other Assets, Less Liabilities — 2.9%		$ 15,870,288
Net Assets — 100.0%		$553,078,001
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $15,014,625 or 2.7% of the Fund's net assets.
(6)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(7)	Amount is less than 0.05%.
(8)	Issuer is in default with respect to interest and/or principal payments.
At September 30, 2022, the concentration of the Fund's investments in the various states and territories, determined as a percentage of net assets, is as follows:
Pennsylvania	13.1%
Others, representing less than 10% individually	83.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2022, 1.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 1.4% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar

9
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Statement of Assets and Liabilities (Unaudited)

September 30, 2022
Assets
Investments, at value (identified cost $540,805,937)	$ 537,207,713
Cash	13,672,020
Interest receivable	2,483,955
Receivable for investments sold	4,050,000
Receivable for Fund shares sold	5,105,268
Receivable from affiliates	52,609
Total assets	$562,571,565
Liabilities
Payable for when-issued securities	$ 4,431,789
Payable for Fund shares redeemed	4,731,408
Distributions payable	103,919
Payable to affiliates:
Investment adviser fee	112,212
Distribution and service fees	16,716
Accrued expenses	97,520
Total liabilities	$ 9,493,564
Net Assets	$553,078,001
Sources of Net Assets
Paid-in capital	$ 561,880,715
Accumulated loss	(8,802,714)
Net Assets	$553,078,001
Advisers Class Shares
Net Assets	$ 10,002
Shares Outstanding	1,030
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.71
Class A Shares
Net Assets	$ 134,998,247
Shares Outstanding	13,902,163
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.71
Maximum Offering Price Per Share (100 ÷ 97.75 of net asset value per share)	$ 9.93
Class I Shares
Net Assets	$ 418,069,752
Shares Outstanding	43,022,487
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.72
On sales of $100,000 or more, the offering price of Class A shares is reduced.
10
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2022
Investment Income
Interest income	$ 4,027,795
Total investment income	$ 4,027,795
Expenses
Investment adviser fee	$ 771,162
Distribution and service fees:
Advisers Class	141
Class A	104,088
Trustees’ fees and expenses	17,596
Custodian fee	57,897
Transfer and dividend disbursing agent fees	56,993
Legal and accounting services	34,049
Printing and postage	9,070
Registration fees	85,033
Miscellaneous	24,679
Total expenses	$ 1,160,708
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 153,945
Total expense reductions	$ 153,945
Net expenses	$ 1,006,763
Net investment income	$ 3,021,032
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,972,726)
Net realized loss	$(1,972,726)
Change in unrealized appreciation (depreciation):
Investments	$ (2,234,552)
Net change in unrealized appreciation (depreciation)	$(2,234,552)
Net realized and unrealized loss	$(4,207,278)
Net decrease in net assets from operations	$(1,186,246)
11
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Statements of Changes in Net Assets

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,021,032	$ 469,391
Net realized loss	(1,972,726)	(247,679)
Net change in unrealized appreciation (depreciation)	(2,234,552)	(1,671,004)
Net decrease in net assets from operations	$ (1,186,246)	$ (1,449,292)
Distributions to shareholders:
Advisers Class	$ (923)	$ (85)
Class A	(775,538)	—
Class I	(2,329,356)	(478,040)
Total distributions to shareholders	$ (3,105,817)	$ (478,125)
Transactions in shares of beneficial interest:
Advisers Class	$ (247,835)	$ 250,003
Class A	(5,800,245)	(43,350,246)
Class I	64,246,452	97,185,269
Net increase in net assets from Fund share transactions	$ 58,198,372	$ 54,085,026
Net increase in net assets	$ 53,906,309	$ 52,157,609
Net Assets
At beginning of period	$ 499,171,692	$ 447,014,083
At end of period	$553,078,001	$499,171,692
12
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Financial Highlights

	Advisers Class
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Period Ended March 31, 2021(1)
Net asset value — Beginning of period	$ 9.800	$ 9.840	$ 9.770
Income (Loss) From Operations
Net investment income(2)	$ 0.047	$ 0.014	$ 0.004
Net realized and unrealized gain (loss)	(0.080)	(0.051)	0.071
Total income (loss) from operations	$(0.033)	$(0.037)	$ 0.075
Less Distributions
From net investment income	$ (0.057)	$ (0.003)	$ (0.005)
Total distributions	$(0.057)	$(0.003)	$(0.005)
Net asset value — End of period	$ 9.710	$ 9.800	$ 9.840
Total Return(3)	(0.34)% (4)(5)	(0.38)% (5)	0.76% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 10	$ 259	$ 10
Ratios (as a percentage of average daily net assets):
Expenses	0.50% (5)(6)	0.51% (5)	0.56% (6)
Net investment income	0.95% (6)	0.14%	0.11% (6)
Portfolio Turnover	79% (4)	47%	6% (7)
(1)	For the period from the commencement of operations, November 20, 2020, to March 31, 2021.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.04% of average daily net assets for the six months ended September 30, 2022 and the year ended March 31, 2022, respectively). Absent this reimbursement, total return would be lower.
(6)	Annualized.
(7)	For the year ended March 31, 2021.
13
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Financial Highlights — continued

	Class A
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.800	$ 9.830	$ 9.800	$ 9.830	$ 9.830	$ 9.800
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.054	$ (0.001)	$ 0.022	$ 0.138	$ 0.147	$ 0.090
Net realized and unrealized gain (loss)	(0.089)	(0.029)	0.027	(0.029)	(0.001)	0.029
Total income (loss) from operations	$ (0.035)	$ (0.030)	$ 0.049	$ 0.109	$ 0.146	$ 0.119
Less Distributions
From net investment income	$ (0.055)	$ —	$ (0.019)	$ (0.139)	$ (0.146)	$ (0.089)
Total distributions	$ (0.055)	$ —	$ (0.019)	$ (0.139)	$ (0.146)	$ (0.089)
Net asset value — End of period	$ 9.710	$ 9.800	$ 9.830	$ 9.800	$ 9.830	$ 9.830
Total Return(2)	(0.36)% (3)(4)	(0.31)% (4)	0.50%	1.12% (4)	1.49% (4)	1.22%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$134,998	$142,014	$185,881	$281,709	$257,118	$160,528
Ratios (as a percentage of average daily net assets):
Expenses	0.50% (4)(5)	0.56% (4)	0.56%	0.59% (4)	0.60% (4)	0.60%
Net investment income (loss)	1.09% (5)	(0.01)%	0.22%	1.40%	1.49%	0.92%
Portfolio Turnover	79% (3)	47%	6%	49%	43%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.01% of average daily net assets for the six months ended September 30, 2022 and the year ended March 31, 2022, respectively, and less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
(5)	Annualized.
14
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.800	$ 9.840	$ 9.800	$ 9.840	$ 9.830	$ 9.800
Income (Loss) From Operations
Net investment income(1)	$ 0.059	$ 0.015	$ 0.036	$ 0.154	$ 0.162	$ 0.106
Net realized and unrealized gain (loss)	(0.076)	(0.041)	0.038	(0.039)	0.008	0.028
Total income (loss) from operations	$ (0.017)	$ (0.026)	$ 0.074	$ 0.115	$ 0.170	$ 0.134
Less Distributions
From net investment income	$ (0.063)	$ (0.014)	$ (0.034)	$ (0.155)	$ (0.160)	$ (0.104)
Total distributions	$ (0.063)	$ (0.014)	$ (0.034)	$ (0.155)	$ (0.160)	$ (0.104)
Net asset value — End of period	$ 9.720	$ 9.800	$ 9.840	$ 9.800	$ 9.840	$ 9.830
Total Return(2)	(0.17)% (3)(4)	(0.26)% (4)	0.76%	1.17% (4)	1.75% (4)	1.37%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$418,070	$356,899	$261,123	$288,716	$462,305	$242,928
Ratios (as a percentage of average daily net assets):
Expenses	0.35% (4)(5)	0.40% (4)	0.41%	0.44% (4)	0.45% (4)	0.45%
Net investment income	1.19% (5)	0.15%	0.37%	1.56%	1.65%	1.08%
Portfolio Turnover	79% (3)	47%	6%	49%	43%	78%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.06% and 0.01% of average daily net assets for the six months ended September 30, 2022 and the year ended March 31, 2022, respectively, and less than 0.005% of average daily net assets for each of the years ended March 31, 2020 and 2019). Absent this reimbursement, total return would be lower.
(5)	Annualized.
15
See Notes to Financial Statements.

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Ultra-Short Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. The Advisers Class and Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends.
As of September 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
16

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $3,170,841 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2022, $974,254 are short-term and $2,196,587 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$540,797,281
Gross unrealized appreciation	$ 93,627
Gross unrealized depreciation	(3,683,195)
Net unrealized depreciation	$ (3,589,568)
17

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. Pursuant to the amended investment advisory agreement between the Fund and BMR, the fee is based upon a percentage of total daily net assets as indicated below and is payable monthly.
Total Daily Net Assets	Annual Asset Rate
Up to $500 million	0.300%
$500 million but less than $1 billion	0.275%
$1 billion but less than $1.5 billion	0.250%
$1.5 billion but less than $2 billion	0.225%
$2 billion but less than $3 billion	0.200%
$3 billion and over	0.175%
For the six months ended September 30, 2022, the investment adviser fee amounted to $771,162 or 0.30% (annualized) of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, and BMR have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.50%, 0.50% and 0.35% of the Fund’s average daily net assets for Advisers Class, Class A and Class I, respectively. This agreement may be changed or terminated after July 31, 2023. Pursuant to this agreement, EVM and BMR were allocated $153,945 in total of the Fund’s operating expenses for the six months ended September 30, 2022.
EVM serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2022, EVM earned $1,357 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $341 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2022. EVD also received distribution and service fees from Advisers Class and Class A shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plan
The Fund has in effect a distribution plan for Advisers Class shares and Class A shares (Advisers/Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Advisers/Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Advisers Class and Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Advisers Class shares and Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2022 amounted to $141 for Advisers Class shares and $104,088 for Class A shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
Class A shares may be subject to a 0.25% (1% prior to April 29, 2022) contingent deferred sales charge (CDSC) if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2022, the Fund was informed that EVD received approximately $8,000 of CDSCs paid by Class A shareholders.
18

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $462,647,919 and $391,705,050, respectively, for the six months ended September 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Advisers Class
Sales	—	$ —	25,407	$ 250,000
Issued to shareholders electing to receive payments of distributions in Fund shares	86	838	8	80
Redemptions	(25,487)	(248,673)	(8)	(77)
Net increase (decrease)	(25,401)	$ (247,835)	25,407	$ 250,003
Class A
Sales	1,566,245	$ 15,308,635	2,747,105	$ 27,003,394
Issued to shareholders electing to receive payments of distributions in Fund shares	77,176	752,452	—	—
Redemptions	(2,236,809)	(21,861,332)	(7,152,420)	(70,353,640)
Net decrease	(593,388)	$ (5,800,245)	(4,405,315)	$ (43,350,246)
Class I
Sales	35,634,186	$ 347,988,804	21,050,934	$ 207,242,089
Issued to shareholders electing to receive payments of distributions in Fund shares	178,941	1,746,419	32,081	315,346
Redemptions	(29,195,048)	(285,488,771)	(11,213,795)	(110,372,166)
Net increase	6,618,079	$ 64,246,452	9,869,220	$ 97,185,269
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2022.
Effective October 25, 2022, the Fund renewed its line of credit agreement, which expires October 24, 2023. In connection with the renewal, the borrowing limit was decreased to $725 million.
19

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 4,248,745	$ —	$ 4,248,745
Tax-Exempt Municipal Obligations	—	532,052,797	—	532,052,797
Taxable Municipal Obligations	—	906,171	—	906,171
Total Investments	$ —	$537,207,713	$ —	$537,207,713
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
20

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
21

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
22

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Ultra-Short Municipal Income Fund (formerly, Eaton Vance Floating-Rate Municipal Income Fund) (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. The Board noted that, effective January 1, 2022, the Fund changed its name and investment strategies to allow the Fund, under normal market conditions, to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal obligations that are exempt from regular federal income tax and to limit its average effective maturity to less than two years. Although the Board considered information comparing the Fund’s investment performance to the peer group, custom peer group and benchmark index, the Board determined, in light of the recent changes to the Fund, to continue to monitor and evaluate the effectiveness of such changes over time.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds. The Board noted that, effective January 1, 2022, and in connection with the name and investment strategy changes discussed above, the Adviser committed to permanently reduce fees of the Fund in an agreed upon amount and Eaton Vance Management and its affiliates agreed to limit the total annual expense ratio for the Fund until at least July 31, 2023.
23

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Eaton Vance
National Ultra-Short Municipal Income Fund
September 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
29

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Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7642    9.30.22

Eaton Vance
National Limited Maturity Municipal Income Fund
Semiannual Report
September 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2022
Eaton Vance
National Limited Maturity Municipal Income Fund

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Performance

Portfolio Manager(s) Christopher J. Eustance, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/22/1992	(2.42)%	(5.79)%	0.64%	1.35%
Class A with 3.25% Maximum Sales Charge	—	—	(5.61)	(8.83)	(0.02)	1.02
Class C at NAV	12/08/1993	05/22/1992	(2.90)	(6.55)	(0.11)	0.75
Class C with 1% Maximum Deferred Sales Charge	—	—	(3.86)	(7.47)	(0.11)	0.75
Class I at NAV	10/01/2009	05/22/1992	(2.45)	(5.65)	0.79	1.50

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(2.81)%	(7.08)%	0.66%	1.28%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.61%	1.36%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.41%	1.65%	2.56%
Taxable-Equivalent Distribution Rate	4.07	2.79	4.33
SEC 30-day Yield	2.25	1.57	2.47
Taxable-Equivalent SEC 30-day Yield	3.79	2.64	4.18
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
4

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/22)	Ending Account Value (9/30/22)	Expenses Paid During Period* (4/1/22 – 9/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 975.80	$3.17	0.64%
Class C	$1,000.00	$ 971.00	$6.87	1.39%
Class I	$1,000.00	$ 975.50	$2.43	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.86	$3.24	0.64%
Class C	$1,000.00	$1,018.10	$7.03	1.39%
Class I	$1,000.00	$1,022.61	$2.48	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2022.
5

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 1.1%
Chapman University, 1.76%, 4/1/28	$3,070	$ 2,567,293
Grand Canyon University, 4.125%, 10/1/24	4,750	4,385,817
		$ 6,953,110
Hospital — 0.1%
Little Co. of Mary Hospital of Indiana, Inc.:
1.249%, 11/1/22	$100	$ 99,732
1.399%, 11/1/23	125	119,747
1.581%, 11/1/24	360	332,572
1.973%, 11/1/25	325	293,455
		$ 845,506
Other — 0.1%
YMCA of Greater New York, 2.303%, 8/1/26	$430	$ 379,191
		$ 379,191
Total Corporate Bonds (identified cost $8,977,077)		$ 8,177,807

Tax-Exempt Municipal Obligations — 90.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.3%
Delaware Valley Regional Finance Authority, PA:
2.00%, 10/1/29	$55	$ 46,853
2.99%, (SIFMA + 0.53%), 9/1/23 (Put Date), 9/1/48(1)	4,900	4,893,189
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/25	3,000	3,152,010
		$ 8,092,052
Education — 5.6%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.376%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,000	$ 1,918,960
Allegheny County Higher Education Building Authority, PA, (Duquesne University), 5.00%, 3/1/25	100	100,756
Connecticut Health and Educational Facilities Authority, (Yale University), 2.60%, 7/1/36(2)	600	600,000
Forest Grove, OR, (Pacific University), Series 2015A, 5.00%, 5/1/23	400	402,908
Security	Principal Amount (000's omitted)	Value
Education (continued)
Illinois Finance Authority, (Midwestern University Foundation), (AMT), 5.00%, 7/1/26	$240	$ 250,226
Indiana Finance Authority, (Valparaiso University), 5.00%, 10/1/22	200	200,000
Massachusetts Development Finance Agency, (Harvard University), 5.00%, 7/15/34	5,000	5,292,700
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/29	1,000	1,091,920
Michigan Finance Authority, State Aid Revenue, 5.00%, 7/20/23	2,235	2,263,586
New York Dormitory Authority, (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/23	4,000	4,049,840
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 2.69%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(1)	2,100	2,057,916
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.), 5.00%, 4/1/26	180	187,105
Romeoville, IL, (Lewis University), 5.00%, 10/1/22	500	500,000
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/31	1,795	1,891,607
University of Connecticut, 5.00%, 5/1/27	1,850	1,978,501
University of North Carolina at Chapel Hill, 2.647%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(1)	6,300	6,251,112
University of Texas, 5.00%, 7/1/41	5,875	5,918,886
		$ 34,956,023
Electric Utilities — 7.4%
Arkansas River Power Authority, CO, 5.00%, 10/1/30	$1,000	$ 1,029,290
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	3,335	3,221,510
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,000	2,941,350
Long Island Power Authority, NY, Electric System Revenue:
5.00% to 9/1/27 (Put Date), 9/1/52	5,000	5,325,450
Series 2015C, 2.545%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(1)	10,000	10,000,000
Los Angeles Department of Water & Power, CA, Power System Revenue, 5.00%, 7/1/25	4,480	4,701,939
Nebraska Public Power District, 5.00%, 1/1/29	2,000	2,088,700
Philadelphia, PA, Gas Works Revenue:
(LOC: TD Bank, N.A.), 2.50%, 8/1/31(3)	4,500	4,500,000
(LOC: TD Bank, N.A.), 2.50%, 9/1/34(3)	2,500	2,500,000
Sacramento Municipal Utility District, CA, 5.00% to 10/17/23 (Put Date), 8/15/49	6,000	6,054,180
San Antonio, TX, Electric and Gas Systems Revenue, 5.00%, 2/1/24	1,500	1,535,970

6
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Western Minnesota Municipal Power Agency:
5.00%, 1/1/26(4)	$1,345	$ 1,412,196
5.00%, 1/1/28(4)	1,400	1,504,618
		$ 46,815,203
Escrowed/Prerefunded — 3.3%
Beaverton School District No. 48J, OR, Prerefunded to 6/15/24, 5.00%, 6/15/30	$1,150	$ 1,185,121
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	1,000	1,013,560
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/24	5,000	4,798,400
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Escrowed to Maturity, 5.00%, 5/1/23	340	343,655
Louisiana, Highway Improvement Revenue, Prerefunded to 9/15/24, 5.00%, 6/15/25	750	772,905
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University):
Escrowed to Maturity, 4.00%, 4/1/25	360	365,504
Escrowed to Maturity, 4.00%, 4/1/26	375	382,568
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/24, 4.00%, 6/15/28	5,000	5,068,250
New York Dormitory Authority, Sales Tax Revenue:
(AMT), Escrowed to Maturity, 5.00%, 3/15/24	1,405	1,439,914
(AMT), Escrowed to Maturity, 5.00%, 3/15/25	1,470	1,529,903
(AMT), Escrowed to Maturity, 5.00%, 3/15/26	1,545	1,631,396
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), Prerefunded to 11/1/22, 5.00%, 11/1/27	2,500	2,503,625
		$ 21,034,801
General Obligations — 21.2%
Adams and Arapahoe Joint School District No. 28J, CO, 5.00%, 12/1/23	$4,000	$ 4,085,240
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, 6/15/25	1,000	1,046,940
Bergen County Improvement Authority, NJ, (County Administration Complex), 5.00%, 11/15/24	1,100	1,141,987
California, 5.00%, 4/1/26	1,750	1,857,887
Cedar Rapids, IA:
5.00%, 6/1/23	2,500	2,530,225
5.00%, 6/1/24	1,000	1,028,880
5.00%, 6/1/26	1,090	1,152,337
Chicago Board of Education, IL, 5.00%, 12/1/30	2,690	2,721,500
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL, 5.25%, 1/1/30	$2,000	$ 2,003,643
Clark County School District, NV, 5.00%, 6/15/27	3,040	3,180,661
Cook County School District No. 63, IL:
5.00%, 12/1/28	2,595	2,813,188
5.00%, 12/1/29	2,725	2,950,385
Detroit, MI:
5.00%, 4/1/23	135	135,670
5.00%, 4/1/24	150	151,977
5.00%, 4/1/25	150	152,936
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	4,000	3,912,640
3.00% to 8/1/23 (Put Date), 8/1/52	3,000	2,985,750
5.00%, 8/15/24	1,400	1,446,158
5.00%, 8/15/25	2,500	2,619,925
Grapevine-Colleyville Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28	6,000	6,276,060
Gwinnett County School District, GA, 5.00%, 2/1/26	2,220	2,312,818
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,680,575
Illinois:
5.00%, 2/1/23	5,000	5,023,200
5.00%, 2/1/25	4,000	4,068,760
5.00%, 3/1/25	3,250	3,306,257
5.00%, 11/1/25	1,500	1,525,785
5.00%, 11/1/26	5,000	5,095,300
5.50%, 5/1/30	500	528,130
Johnson City, TN, 5.00%, 3/1/24	2,165	2,218,562
Kansas City, MO, 5.00%, 2/1/27	1,265	1,293,020
Leander, TX:
5.00%, 8/15/24	1,100	1,134,661
5.00%, 8/15/25	1,050	1,098,605
Los Angeles, CA, 4.00%, 6/29/23	5,000	5,034,400
Millcreek Township School District, PA, 5.00%, 9/15/25	500	508,745
Mount Clemens Community School District, MI, 5.00%, 5/1/26	2,465	2,598,011
Muscogee County School District, GA, 5.00%, 10/1/25	5,385	5,663,566
New York, NY, 5.00%, 8/1/24	2,000	2,046,740
Ocean City, NJ, 2.00%, 10/15/31	745	599,844
Oshkosh Area School District, WI, 7.25%, 3/1/23	3,000	3,049,080
Pasadena Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	3,120	3,245,112
Portland Community College District, OR:
5.00%, 6/15/28	1,000	1,058,450
5.00%, 6/15/29	2,550	2,693,590

7
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Puerto Rico:
5.25%, 7/1/23	$6,000	$ 6,028,140
5.625%, 7/1/29	1,000	1,024,500
Salem-Keizer School District No. 24J, OR:
0.00%, 6/15/23	13,010	12,712,852
5.00%, 6/15/27	1,275	1,371,365
Seattle, WA, 4.00%, 9/1/24	6,390	6,495,179
Texas, 5.00%, 8/1/36	1,000	1,036,940
Tualatin Hills Park and Recreation District, OR, Green Bonds, 5.00%, 6/1/24	2,280	2,345,846
		$132,992,022
Hospital — 6.7%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron):
5.00%, 11/15/24	$1,240	$ 1,277,832
5.00%, 11/15/27	1,175	1,247,991
Albemarle County Economic Development Authority, VA, (Sentara Martha Jefferson Hospital), (SPA: TD Bank, N.A.), 2.58%, 10/1/48(2)	1,000	1,000,000
Allegheny County Hospital Development Authority, PA, (UPMC), 2.88%, (SIFMA + 0.42%), 11/15/24(1)	2,000	1,998,300
Arizona Health Facilities Authority, (Banner Health), 2.71%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(1)	1,200	1,186,572
Batesville Public Facilities Board, AR, (White River Health System, Inc.), 5.00%, 6/1/23	795	799,945
California Municipal Finance Authority, (NorthBay Healthcare Group), Series 2015, 5.00%, 11/1/22	185	185,172
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00% to 8/15/28 (Put Date), 5/15/62	4,000	4,262,120
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/29	350	364,802
Florence County, SC, (McLeod Regional Medical Center), 5.00%, 11/1/22	665	665,898
Halifax Hospital Medical Center, FL, 5.00%, 6/1/25	1,380	1,413,782
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/24	1,250	1,285,187
Hawaii Department of Budget and Finance, (Hawaii Pacific Health Group), 5.00%, 7/1/24	460	466,003
Illinois Finance Authority, (Presence Health Network):
5.00%, 2/15/23	1,000	1,005,810
5.00%, 2/15/24	500	509,975
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/29	410	379,996
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.), 5.00% to 10/1/26 (Put Date), 10/1/47	$3,500	$ 3,605,630
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	4,000	4,125,920
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/27(5)	1,200	1,213,992
Series 2017, 5.00%, 12/1/26(5)	1,500	1,530,720
Oregon Facilities Authority, (Providence Health and Services Group), 5.00%, 10/1/24	1,000	1,015,600
South Carolina Jobs-Economic Development Authority, (Bon Secours Mercy Health, Inc.), 5.00% to 10/1/25 (Put Date), 12/1/48	1,500	1,556,730
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group):
5.00%, 12/1/22	500	500,510
5.00%, 12/1/23	250	251,468
5.00%, 12/1/24	285	284,065
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), (LOC: TD Bank N.A.), 2.50%, 6/1/34(3)	4,945	4,945,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.64%, (SIFMA + 0.18%), 7/1/26 (Put Date), 8/15/54(1)	4,000	3,895,760
Yuma Industrial Development Authority, AZ, (Yuma Regional Medical Center), 5.00%, 8/1/25	1,230	1,257,011
		$ 42,231,791
Housing — 1.1%
District of Columbia Housing Finance Agency, 3.00% to 9/1/26 (Put Date), 9/1/28	$2,350	$ 2,250,101
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	3,500	3,152,520
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/32	365	361,642
5.00%, 7/1/33	300	294,843
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/27	500	503,265
Sandoval County, NM, MFMR, 6.00%, 5/1/32(5)	465	465,028
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/06(6)	95	95,000
		$ 7,122,399

8
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue — 5.5%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$1,500	$ 1,501,260
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(5)	1,880	1,876,672
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), (AMT), 2.95%, 4/1/29(5)	860	736,530
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(5)	435	365,352
Pennsylvania Economic Development Financing Authority, (Republic Services, Inc.), (AMT), 2.00% to 10/17/22 (Put Date), 4/1/34(7)	2,500	2,498,775
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 2.25%, 8/1/45(7)	8,000	7,990,240
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 1/1/24	3,000	3,027,810
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,000	955,540
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	6,165	6,149,403
West Virginia Economic Development Authority, (Appalachian Power Co.), 3.75% to 6/1/25 (Put Date), 12/1/42	4,500	4,372,470
Whiting, IN, (BP Products North America, Inc.), (AMT), 5.00% to 3/1/23 (Put Date), 3/1/46	5,000	5,019,700
		$ 34,493,752
Insured - Education — 0.8%
Atlantic County Improvement Authority, NJ, (Stockton University Atlantic City Campus Phase II):
(AGM), 5.00%, 7/1/24	$100	$ 102,477
(AGM), 5.00%, 7/1/25	100	103,541
(AGM), 5.00%, 7/1/26	100	104,474
California Educational Facilities Authority, (Santa Clara University), (NPFG), 5.00%, 9/1/23	175	178,005
New Jersey Educational Facilities Authority, (William Paterson University):
(AGM), 5.00%, 7/1/27	150	158,325
(AGM), 5.00%, 7/1/28	65	69,115
New York Dormitory Authority, (Northwell Health Obligation Group), (BAM), 5.00%, 10/1/25	2,975	3,115,033
Northern Illinois University, (BAM), 5.00%, 4/1/30	850	899,929
		$ 4,730,899
Insured - Electric Utilities — 0.4%
Brownsville, TX, Utility System Revenue, (AGM), 5.00%, 9/1/29	$875	$ 950,696
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/26	1,100	1,173,590
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/23	$160	$ 159,987
(NPFG), 5.00%, 7/1/24	115	114,991
(NPFG), Series SS, 5.00%, 7/1/25	300	299,496
		$ 2,698,760
Insured - Escrowed/Prerefunded — 0.3%
Bolingbrook, IL, (AGM), Escrowed to Maturity, 5.00%, 1/1/23	$875	$ 879,060
Louisiana Energy & Power Authority, (AGM), Prerefunded to 6/1/23, 5.25%, 6/1/25	1,125	1,140,120
		$ 2,019,180
Insured - General Obligations — 3.2%
Atlantic City, NJ, (BAM), 5.00%, 3/1/26	$250	$ 261,935
Bolingbrook, IL, (AGM), 5.00%, 1/1/23	125	125,546
Cambria County, PA, (AGM), 4.00%, 8/1/33	500	502,810
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/28	400	408,648
Jackson Township Board of Education of Ocean County, NJ, (NPFG), 5.25%, 6/15/23	3,075	3,118,358
Luzerne County, PA, (AGM), 5.00%, 11/15/22	2,250	2,254,635
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/23	940	943,647
(AGM), 5.00%, 1/1/24	1,165	1,186,250
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/31	910	986,258
Washington, (AMBAC), 0.00%, 12/1/22	10,000	9,950,100
Will and Cook Counties Community High School District No. 210, IL, (AGM), 4.00%, 1/1/34	650	622,414
		$ 20,360,601
Insured - Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 260,635
Massachusetts Development Finance Agency, (Wellforce), (AGM), 5.00%, 10/1/26	360	376,250
		$ 636,885
Insured - Special Tax Revenue — 1.0%
Garden State Preservation Trust, NJ, (AGM), 5.75%, 11/1/28	$1,000	$ 1,084,670
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/27	4,750	5,112,520
		$ 6,197,190

9
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.3%
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	$1,000	$ 974,770
(AGC), 5.25%, 7/1/41	1,000	974,770
		$ 1,949,540
Insured - Water and Sewer — 1.0%
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/23	$5,000	$ 5,066,350
Pittsburgh Water and Sewer Authority, PA, (AGM), 3.11%, (SIFMA + 0.65%), 12/1/23 (Put Date), 9/1/40(1)	500	500,160
West Harris County Regional Water Authority, TX, (BAM), 4.00%, 12/15/32	500	505,930
		$ 6,072,440
Lease Revenue/Certificates of Participation — 3.0%
Burke County, NC, Limited Obligation Bonds:
5.00%, 4/1/28	$250	$ 267,498
5.00%, 4/1/29	250	267,383
California State Public Works Board, 5.00%, 11/1/26	2,725	2,776,175
Erie Industrial Development Authority, NY, (School District Buffalo Project), 5.00%, 5/1/24	2,000	2,052,560
Minnesota, 5.00%, 3/1/27(4)	3,000	3,214,680
North Carolina, Limited Obligation Bonds:
4.00%, 5/1/24	2,220	2,249,659
5.00%, 5/1/25	2,000	2,091,460
Riverside County, CA, Tax and Revenue Anticipation Notes, 5.00%, 6/30/23	6,000	6,085,020
		$ 19,004,435
Other Revenue — 3.3%
Black Belt Energy Gas District, AL, 2.83%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(1)	$5,000	$ 4,701,500
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/23	1,000	1,019,950
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 2.81%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(1)	1,050	1,038,849
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(6)	1,200	216,000
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/26	4,500	4,777,290
Jacksonville, FL, Special Revenue, 5.00%, 10/1/25	1,500	1,574,970
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(5)	1,035	1,080,768
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00%, 6/1/25	1,000	1,008,650
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 2.578%, (67% of 1 mo. USD LIBOR + 0.86%), 2/1/24 (Put Date), 10/1/48(1)	$2,000	$ 1,980,340
Philadelphia Redevelopment Authority, PA, (Transformation Initiative), 5.00%, 4/15/24	750	755,160
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	195	194,124
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/23	675	682,803
5.00%, 6/1/24	590	604,632
5.00%, 6/1/25	1,000	1,041,130
		$ 20,676,166
Senior Living/Life Care — 3.6%
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(5)	$500	$ 444,160
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court):
4.00%, 4/1/26(5)	830	782,375
4.00%, 4/1/27(5)	765	707,227
4.00%, 4/1/29(5)	935	830,102
Hawaii State Department of Budget and Finance, Special Purpose Senior Living Revenue, 5.00%, 11/15/27	1,775	1,778,887
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.16%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(1)	435	421,715
Illinois Finance Authority, (Smith Crossing):
4.00%, 10/15/22	160	159,960
4.00%, 10/15/23	210	208,305
4.00%, 10/15/24	215	211,055
4.00%, 10/15/25	300	291,573
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/26	435	418,983
4.00%, 12/1/27	440	419,413
4.00%, 12/1/28	455	429,033
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.):
5.00%, 8/1/23	705	709,822
5.00%, 8/1/24	480	486,312
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
4.25%, 1/1/33	2,105	1,911,656
5.00%, 1/1/30	1,265	1,248,289

10
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	$2,000	$ 1,959,740
4.50%, 10/1/26	2,000	1,959,960
North Oaks, MN, (Waverly Gardens), 4.00%, 10/1/22	1,435	1,435,000
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27(5)	1,500	1,327,530
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
4.00%, 12/1/22	210	209,757
4.00%, 12/1/23	220	217,857
4.00%, 12/1/27	355	336,380
4.00%, 12/1/28	370	344,614
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.75%, 7/1/26(5)	2,795	2,629,620
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	140	139,843
4.00%, 11/15/25	115	114,165
4.00%, 11/15/26	125	123,363
4.00%, 11/15/27	130	127,054
4.00%, 11/15/28	110	106,455
		$ 22,490,205
Special Tax Revenue — 6.1%
Baltimore, MD, (Harbor Point):
3.05%, 6/1/28(5)	$190	$ 168,433
3.15%, 6/1/29(5)	200	175,134
3.20%, 6/1/30(5)	200	172,252
Bullhead, AZ, Excise Taxes Revenue:
0.95%, 7/1/26	300	263,160
1.15%, 7/1/27	375	321,712
District of Columbia, Income Tax Revenue, 5.00%, 12/1/27	2,000	2,169,200
Garden State Preservation Trust, NJ, 4.00%, 11/1/23	2,040	2,040,592
Jefferson County, AL, 5.00%, 9/15/26	3,200	3,388,736
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.00%, 10/1/24	2,500	2,476,150
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(6)	280	0
5.75%, 5/1/38	325	327,434
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 9/15/28(4)	6,000	6,509,249
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.00%, 12/1/25	$6,350	$ 6,492,748
Queen Creek, AZ, Excise Tax & State Shared Revenue, 5.00%, 8/1/24	2,180	2,250,850
Saint Clair County Highway Revenue, IL:
Escrowed to Maturity, 4.00%, 1/1/23	310	310,701
Prerefunded to 1/1/23, 4.00%, 1/1/24	360	360,788
Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,611,162
South Orange County Public Financing Authority, CA, 5.00%, 8/15/24	1,000	1,011,680
Sterling Hill Community Development District, FL, (Capital Improvements), 5.50%, 11/1/10(6)	276	148,810
Terrebonne Levee and Conservation District, LA, (Public Improvement Sales Tax), Prerefunded to 7/1/23, 5.00%, 7/1/25	2,815	2,850,075
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/26	5,000	5,282,850
		$ 38,331,716
Student Loan — 1.1%
Connecticut Higher Education Supplemental Loan Authority:
(AMT), 5.00%, 11/15/22	$125	$ 125,250
(AMT), 5.00%, 11/15/23	230	234,163
(AMT), 5.00%, 11/15/24	300	306,876
Iowa Student Loan Liquidity Corp., (AMT), 5.00%, 12/1/29	1,575	1,654,632
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	2,755	2,510,384
(AMT), 3.625%, 7/1/38	1,500	1,299,735
(AMT), 5.00%, 7/1/24	1,000	1,021,710
		$ 7,152,750
Transportation — 12.4%
Bay Area Toll Authority, CA, (San Francisco Bay Area), 2.76%, (SIFMA + 0.30%), 4/1/27 (Put Date), 4/1/56(1)	$5,000	$ 4,851,150
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/26	1,000	1,056,190
Chicago, IL, (Midway International Airport):
(AMT), 5.00%, 1/1/25	4,000	4,049,640
(AMT), 5.00%, 1/1/26	3,500	3,591,490
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/23	1,300	1,304,888
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/25	3,325	3,481,474

11
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/27	$2,000	$ 2,077,480
Florida Department of Transportation, 5.00%, 7/1/26	2,000	2,107,360
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	2,400	2,411,352
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/26	5,000	5,203,150
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	2,500	2,576,575
Massachusetts Port Authority, (AMT), 5.00%, 7/1/34	3,000	3,036,570
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/25	2,000	2,055,540
Metropolitan Nashville Airport Authority, TN:
(AMT), 5.00%, 7/1/26	885	906,169
(AMT), 5.00%, 7/1/27	1,250	1,277,138
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/25	1,525	1,577,872
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,600	1,628,912
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/24	1,250	1,269,350
(AMT), 5.00%, 12/1/28	3,000	3,067,230
Pennsylvania Economic Development Financing Authority, (National Railroad Passenger):
(AMT), 5.00%, 11/1/25	1,000	1,000,930
(AMT), 5.00%, 11/1/26	890	890,810
Pennsylvania Turnpike Commission:
5.00%, 12/1/22	1,000	1,002,940
5.00%, 12/1/39	2,850	2,935,329
(LOC: TD Bank, N.A.), 2.55%, 12/1/39(3)	1,300	1,300,000
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	1,545	1,605,023
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/27	2,500	2,518,800
Port of New Orleans, LA:
(AMT), 5.00%, 4/1/26	485	494,753
(AMT), 5.00%, 4/1/28	485	494,317
Port of Seattle, WA:
(AMT), 5.00%, 8/1/24	2,495	2,556,003
(AMT), 5.00%, 4/1/26	1,675	1,718,500
(AMT), 5.00%, 4/1/27	1,000	1,047,100
(AMT), 5.00%, 8/1/30	2,500	2,628,825
(AMT), 5.00%, 5/1/33	2,000	2,041,760
Salt Lake City, UT, (Salt Lake City International Airport):
(AMT), 5.00%, 7/1/25	1,000	1,027,770
(AMT), 5.00%, 7/1/29	3,365	3,514,709
South Jersey Transportation Authority, NJ:
5.00%, 11/1/22	155	155,234
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
South Jersey Transportation Authority, NJ: (continued)
5.00%, 11/1/24	$395	$ 402,955
Virginia Commonwealth Transportation Board, 5.00%, 5/15/24	2,845	2,926,908
		$ 77,792,196
Water and Sewer — 1.4%
Charlotte, NC, Water and Sewer System Revenue, 5.00%, 7/1/23	$2,400	$ 2,434,680
Chicago, IL, Water Revenue, 5.00%, 11/1/22	1,000	1,001,280
Great Lakes Water Authority, MI:
5.00%, 7/1/24	150	154,536
5.00%, 7/1/25	100	104,418
5.00%, 7/1/27	300	320,145
5.00%, 7/1/28	220	237,105
5.00%, 7/1/29	460	500,710
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/22	1,000	1,000,000
Joliet, IL, Waterworks and Sewerage Revenue, 5.00%, 1/1/24	2,000	2,032,080
Portland, OR, Sewer System Revenue, 5.00%, 5/1/28	1,000	1,057,070
		$ 8,842,024
Total Tax-Exempt Municipal Obligations (identified cost $580,017,968)		$566,693,030

Taxable Municipal Obligations — 5.6%
Security	Principal Amount (000's omitted)	Value
General Obligations — 2.6%
Chicago, IL, 7.75%, 1/1/42	$2,650	$ 2,767,845
Detroit, MI, 2.711%, 4/1/26	700	631,043
Homewood, AL, 2.00%, 9/1/26	625	566,050
Maryland, 0.41%, 8/1/23	3,000	2,912,460
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	6,500	6,461,975
Nashua, NH, 1.40%, 1/15/33	375	266,261
San Antonio, TX, 3.274%, 2/1/23	2,750	2,745,188
		$ 16,350,822
Hospital — 0.3%
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	$1,380	$ 1,278,763

12
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Middleburg Heights, OH, (Southwest General Health Center), 2.025%, 8/1/23	$615	$ 602,534
		$ 1,881,297
Insured - General Obligations — 0.1%
Valley View School District, PA, (BAM), 1.55%, 5/15/24	$250	$ 238,880
Westland, MI, (BAM), 1.734%, 11/1/31	400	311,328
		$ 550,208
Insured - Transportation — 0.3%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$2,035	$ 1,776,576
		$ 1,776,576
Other Revenue — 0.7%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$4,560	$ 4,461,641
		$ 4,461,641
Senior Living/Life Care — 1.0%
Butler County Port Authority, OH, (Community First Solutions), 2.25%, 5/15/26	$285	$ 268,359
Indiana Finance Authority, (BHI Senior Living), 2.45%, 11/15/25	355	320,597
Montgomery County Industrial Development Authority, PA, (ACTS Retirement-Life Communities, Inc. Obligated Group):
2.38%, 11/15/22	360	359,244
2.60%, 11/15/24	4,000	3,785,800
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,310	1,173,131
		$ 5,907,131
Special Tax Revenue — 0.1%
American Samoa Economic Development Authority, 2.47%, 9/1/24(5)	$475	$ 449,497
		$ 449,497
Student Loan — 0.2%
Massachusetts Educational Financing Authority, 3.875%, 7/1/23	$1,100	$ 1,095,259
Rhode Island Student Loan Authority, 2.373%, 12/1/28	400	338,188
		$ 1,433,447
Security	Principal Amount (000's omitted)	Value
Transportation — 0.3%
Port of Seattle, WA, 3.325%, 8/1/23	$2,000	$ 1,984,100
		$ 1,984,100
Total Taxable Municipal Obligations (identified cost $36,189,392)		$ 34,794,719
Total Investments — 97.0% (identified cost $625,184,437)		$609,665,556
Other Assets, Less Liabilities — 3.0%		$ 19,139,833
Net Assets — 100.0%		$628,805,389
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2022.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(4)	When-issued security.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $14,955,392 or 2.4% of the Fund's net assets.
(6)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(7)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
At September 30, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2022, 7.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.4% of total investments.

13
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
LOC	– Letter of Credit
MFMR	– Multi-Family Mortgage Revenue
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
Currency Abbreviations:
USD	– United States Dollar
14
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Statement of Assets and Liabilities (Unaudited)

September 30, 2022
Assets
Investments, at value (identified cost $625,184,437)	$ 609,665,556
Cash	11,733,298
Interest receivable	6,560,114
Receivable for investments sold	17,586,943
Receivable for Fund shares sold	1,766,473
Total assets	$647,312,384
Liabilities
Payable for investments purchased	$ 2,029,625
Payable for when-issued securities	12,628,885
Payable for Fund shares redeemed	2,920,066
Distributions payable	527,395
Payable to affiliates:
Investment adviser fee	207,875
Distribution and service fees	35,383
Accrued expenses	157,766
Total liabilities	$ 18,506,995
Net Assets	$628,805,389
Sources of Net Assets
Paid-in capital	$ 667,243,692
Accumulated loss	(38,438,303)
Net Assets	$628,805,389
Class A Shares
Net Assets	$ 200,920,216
Shares Outstanding	21,933,074
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.16
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.47
Class C Shares
Net Assets	$ 12,798,852
Shares Outstanding	1,489,117
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.59
Class I Shares
Net Assets	$ 415,086,321
Shares Outstanding	45,291,830
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.16
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
15
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2022
Investment Income
Interest income	$ 8,162,135
Total investment income	$ 8,162,135
Expenses
Investment adviser fee	$ 1,195,906
Distribution and service fees:
Class A	161,229
Class C	62,039
Trustees’ fees and expenses	24,331
Custodian fee	79,844
Transfer and dividend disbursing agent fees	94,309
Legal and accounting services	43,815
Printing and postage	10,141
Registration fees	60,858
Miscellaneous	57,615
Total expenses	$ 1,790,087
Net investment income	$ 6,372,048
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (10,898,642)
Net realized loss	$(10,898,642)
Change in unrealized appreciation (depreciation):
Investments	$ (10,563,608)
Net change in unrealized appreciation (depreciation)	$(10,563,608)
Net realized and unrealized loss	$(21,462,250)
Net decrease in net assets from operations	$(15,090,202)
16
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Statements of Changes in Net Assets

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,372,048	$ 10,411,366
Net realized loss	(10,898,642)	(5,743,965)
Net change in unrealized appreciation (depreciation)	(10,563,608)	(23,434,774)
Net decrease in net assets from operations	$ (15,090,202)	$ (18,767,373)
Distributions to shareholders:
Class A	$ (2,092,682)	$ (3,593,098)
Class C	(82,780)	(113,484)
Class I	(4,358,346)	(6,689,091)
Total distributions to shareholders	$ (6,533,808)	$ (10,395,673)
Transactions in shares of beneficial interest:
Class A	$ (19,722,718)	$ 15,192,700
Class C	(469,445)	(42,625)
Class I	46,572,038	31,183,664
Net increase in net assets from Fund share transactions	$ 26,379,875	$ 46,333,739
Net increase in net assets	$ 4,755,865	$ 17,170,693
Net Assets
At beginning of period	$ 624,049,524	$ 606,878,831
At end of period	$628,805,389	$624,049,524
17
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Financial Highlights

	Class A
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.480	$ 9.910	$ 9.700	$ 9.790	$ 9.730	$ 9.850
Income (Loss) From Operations
Net investment income(1)	$ 0.089	$ 0.148	$ 0.215	$ 0.251	$ 0.272	$ 0.274
Net realized and unrealized gain (loss)	(0.318)	(0.430)	0.215	(0.087)	0.058	(0.120)
Total income (loss) from operations	$ (0.229)	$ (0.282)	$ 0.430	$ 0.164	$ 0.330	$ 0.154
Less Distributions
From net investment income	$ (0.091)	$ (0.148)	$ (0.220)	$ (0.254)	$ (0.270)	$ (0.274)
Total distributions	$ (0.091)	$ (0.148)	$ (0.220)	$ (0.254)	$ (0.270)	$ (0.274)
Net asset value — End of period	$ 9.160	$ 9.480	$ 9.910	$ 9.700	$ 9.790	$ 9.730
Total Return(2)	(2.42)% (3)	(2.89)%	4.47%	1.66%	3.45%	1.55%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$200,920	$227,994	$223,318	$180,506	$192,155	$189,734
Ratios (as a percentage of average daily net assets):
Expenses	0.64% (4)	0.61%	0.65%	0.66%	0.68%	0.67%
Net investment income	1.90% (4)	1.50%	2.18%	2.55%	2.80%	2.77%
Portfolio Turnover	55% (3)	70%	81%	40%	14%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
18
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 8.900	$ 9.290	$ 9.100	$ 9.180	$ 9.120	$ 9.240
Income (Loss) From Operations
Net investment income(1)	$ 0.051	$ 0.070	$ 0.138	$ 0.167	$ 0.186	$ 0.188
Net realized and unrealized gain (loss)	(0.308)	(0.390)	0.189	(0.078)	0.059	(0.121)
Total income (loss) from operations	$ (0.257)	$ (0.320)	$ 0.327	$ 0.089	$ 0.245	$ 0.067
Less Distributions
From net investment income	$ (0.053)	$ (0.070)	$ (0.137)	$ (0.169)	$ (0.185)	$ (0.187)
Total distributions	$ (0.053)	$ (0.070)	$ (0.137)	$ (0.169)	$ (0.185)	$ (0.187)
Net asset value — End of period	$ 8.590	$ 8.900	$ 9.290	$ 9.100	$ 9.180	$ 9.120
Total Return(2)	(2.90)% (3)	(3.47)%	3.61%	0.95%	2.73%	0.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$12,799	$13,732	$14,426	$24,108	$35,667	$73,533
Ratios (as a percentage of average daily net assets):
Expenses	1.39% (4)	1.36%	1.40%	1.41%	1.43%	1.42%
Net investment income	1.15% (4)	0.75%	1.49%	1.80%	2.05%	2.02%
Portfolio Turnover	55% (3)	70%	81%	40%	14%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Annualized.
19
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.490	$ 9.910	$ 9.700	$ 9.790	$ 9.730	$ 9.850
Income (Loss) From Operations
Net investment income(1)	$ 0.097	$ 0.163	$ 0.230	$ 0.266	$ 0.286	$ 0.289
Net realized and unrealized gain (loss)	(0.328)	(0.420)	0.215	(0.087)	0.059	(0.120)
Total income (loss) from operations	$ (0.231)	$ (0.257)	$ 0.445	$ 0.179	$ 0.345	$ 0.169
Less Distributions
From net investment income	$ (0.099)	$ (0.163)	$ (0.235)	$ (0.269)	$ (0.285)	$ (0.289)
Total distributions	$ (0.099)	$ (0.163)	$ (0.235)	$ (0.269)	$ (0.285)	$ (0.289)
Net asset value — End of period	$ 9.160	$ 9.490	$ 9.910	$ 9.700	$ 9.790	$ 9.730
Total Return(2)	(2.45)% (3)	(2.64)%	4.63%	1.81%	3.61%	1.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$415,086	$382,323	$369,135	$292,213	$294,297	$288,575
Ratios (as a percentage of average daily net assets):
Expenses	0.49% (4)	0.46%	0.50%	0.51%	0.53%	0.52%
Net investment income	2.06% (4)	1.65%	2.33%	2.69%	2.95%	2.92%
Portfolio Turnover	55% (3)	70%	81%	40%	14%	13%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	Annualized.
20
See Notes to Financial Statements.

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance National Limited Maturity Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class's paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
21

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $12,187,445 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2022, $11,369,671 are short-term and $817,774 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 625,210,110
Gross unrealized appreciation	$ 1,192,426
Gross unrealized depreciation	(16,736,980)
Net unrealized depreciation	$ (15,544,554)
22

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended September 30, 2022, the investment adviser fee amounted to $1,195,906 or 0.37% (annualized) of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2022, EVM earned $7,124 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $2,017 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended September 30, 2022 in the amount of $133. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of its average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2022 amounted to $161,229 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2022, the Fund paid or accrued to EVD $51,699 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to that class. The Trustees approved service payments equal to 0.15% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2022 amounted to $10,340 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
23

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2022, the Fund was informed that EVD received approximately $41,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $348,537,328 and $343,290,951, respectively, for the six months ended September 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	2,373,111	$ 22,202,979	6,604,460	$ 65,199,529
Issued to shareholders electing to receive payments of distributions in Fund shares	181,132	1,689,579	304,331	2,993,762
Redemptions	(4,700,295)	(43,930,152)	(5,481,731)	(53,728,553)
Converted from Class C shares	33,662	314,876	73,913	727,962
Net increase (decrease)	(2,112,390)	$ (19,722,718)	1,500,973	$ 15,192,700
Class C
Sales	230,538	$ 2,024,088	418,555	$ 3,888,806
Issued to shareholders electing to receive payments of distributions in Fund shares	8,746	76,502	11,479	105,974
Redemptions	(257,885)	(2,255,159)	(359,929)	(3,309,443)
Converted to Class A shares	(35,866)	(314,876)	(78,752)	(727,962)
Net decrease	(54,467)	$ (469,445)	(8,647)	$ (42,625)
Class I
Sales	21,103,104	$ 197,296,254	19,053,048	$ 187,916,274
Issued to shareholders electing to receive payments of distributions in Fund shares	229,468	2,140,482	333,610	3,281,465
Redemptions	(16,343,994)	(152,864,698)	(16,333,091)	(160,014,075)
Net increase	4,988,578	$ 46,572,038	3,053,567	$ 31,183,664
24

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2022. Effective October 25, 2022, the Fund renewed its line of credit agreement, which expires October 24, 2023. In connection with the renewal, the borrowing limit was decreased to $725 million.
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 8,177,807	$ —	$ 8,177,807
Tax-Exempt Municipal Obligations	—	566,693,030	—	566,693,030
Taxable Municipal Obligations	—	34,794,719	—	34,794,719
Total Investments	$ —	$609,665,556	$ —	$609,665,556
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
25

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.  Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
26

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives.  The Trustees also received information regarding risk management techniques employed in connection with the management of the funds.  The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters.  In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees.  The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor.  The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor.  Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement.  In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance National Limited Maturity Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
27

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax-exempt current income over time. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
28

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
29

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
30

Eaton Vance
National Limited Maturity Municipal Income Fund
September 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
31

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
32

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
33

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
34

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This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7643    9.30.22

Eaton Vance
New York Municipal
Opportunities Fund
Semiannual Report
September 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2022
Eaton Vance
New York Municipal Opportunities Fund

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	05/29/1992	(6.05)%	(11.40)%	0.22%	0.91%
Class A with 3.25% Maximum Sales Charge	—	—	(9.08)	(14.29)	(0.43)	0.58
Class C at NAV	12/08/1993	05/29/1992	(6.45)	(12.13)	(0.53)	0.29
Class C with 1% Maximum Deferred Sales Charge	—	—	(7.38)	(12.99)	(0.53)	0.29
Class I at NAV	08/03/2010	05/29/1992	(5.98)	(11.26)	0.37	1.06

Bloomberg Municipal Bond Index	—	—	(6.30)%	(11.50)%	0.59%	1.79%
Bloomberg New York Municipal Bond Index	—	—	(6.66)	(11.96)	0.25	1.61
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.73%	1.48%	0.58%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.21%	1.44%	2.36%
Taxable-Equivalent Distribution Rate	4.57	2.99	4.90
SEC 30-day Yield	2.59	1.92	2.83
Taxable-Equivalent SEC 30-day Yield	5.37	3.97	5.87
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Bloomberg New York Municipal Bond Index is an unmanaged index of New York municipal bonds. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to April 25, 2016 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
4

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/22)	Ending Account Value (9/30/22)	Expenses Paid During Period* (4/1/22 – 9/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 939.50	$3.94	0.81%
Class C	$1,000.00	$ 935.50	$7.57	1.56%
Class I	$1,000.00	$ 940.20	$3.21	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.01	$4.10	0.81%
Class C	$1,000.00	$1,017.25	$7.89	1.56%
Class I	$1,000.00	$1,021.76	$3.35	0.66%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2022.
5

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 96.1%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.2%
Suffolk County Industrial Development Agency, NY, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$120	$ 120,047
		$ 120,047
Education — 13.1%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$ 308,181
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	405	400,355
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	95,497
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	303,807
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	177,320
Dutchess County Local Development Corp., NY, (Marist College), 5.00%, 7/1/29	130	137,605
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	900,992
5.00%, 10/1/25	930	954,291
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	158,131
Monroe County Industrial Development Corp., NY, (University of Rochester), 4.00%, 7/1/50	1,500	1,304,505
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	370	380,952
St. Lawrence County Industrial Development Agency, NY, (Clarkson University):
5.00%, 9/1/29	90	94,082
5.00%, 9/1/34	125	127,411
5.00%, 9/1/35	125	127,134
Series 2021A, 5.00%, 9/1/30	50	52,243
Series 2021A, 5.00%, 9/1/31	90	93,586
Series 2021A, 5.00%, 9/1/32	70	72,179
Series 2021A, 5.00%, 9/1/33	100	102,491
Series 2021B, 5.00%, 9/1/30	225	235,096
Series 2021B, 5.00%, 9/1/31	260	270,358
Series 2021B, 5.00%, 9/1/32	200	206,226
Series 2021B, 5.00%, 9/1/33	225	230,605
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/35	1,000	1,036,160
Security	Principal Amount (000's omitted)	Value
Education (continued)
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	$330	$ 304,537
4.00%, 10/15/30	410	373,990
5.00%, 10/15/39	80	73,537
		$ 8,521,271
Electric Utilities — 2.5%
New York Power Authority, Green Bonds, 4.00%, 11/15/50	$1,835	$ 1,615,644
		$ 1,615,644
Escrowed/Prerefunded — 2.5%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,600,781
		$ 1,600,781
General Obligations — 2.7%
New York, NY, 4.00%, 9/1/46	$1,000	$ 896,380
Puerto Rico:
0.00%, 7/1/24	10	9,109
0.00%, 7/1/33	38	21,081
4.00%, 7/1/33	30	26,119
4.00%, 7/1/35	27	22,830
4.00%, 7/1/37	23	18,814
5.25%, 7/1/23	17	16,622
5.625%, 7/1/29	240	246,133
5.75%, 7/1/31	31	31,916
Valley Stream, NY:
2.00%, 5/15/25	235	221,393
2.125%, 5/15/26	240	222,050
		$ 1,732,447
Hospital — 13.8%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$ 671,229
Dutchess County Local Development Corp., NY, (Nuvance Health), 5.00%, 7/1/24	140	142,045
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	1,390	1,305,113
4.00%, 11/1/29	1,110	1,028,770
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	504,540

6
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/30	$525	$ 487,384
5.00%, 7/1/32	640	588,307
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	330,516
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,000	990,230
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,000	847,250
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/23(1)	400	403,112
5.00%, 12/1/24(1)	600	606,942
5.00%, 12/1/25(1)	500	506,960
Series 2017, 5.00%, 12/1/26(1)	500	510,240
		$ 8,922,638
Housing — 2.6%
New York City Housing Development Corp., NY, 0.90% to 1/1/26 (Put Date), 11/1/60	$1,000	$ 900,720
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	168,064
5.00%, 6/1/25	170	174,497
5.00%, 6/1/26	170	175,547
5.00%, 6/1/27	240	248,856
		$ 1,667,684
Industrial Development Revenue — 7.4%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$395	$ 398,061
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	604,331
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,135,677
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	209,973
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	927,220
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	1,000	939,170
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	594,963
		$ 4,809,395
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 5.3%
New York Power Authority, Green Transmission Revenue, (AGM), 5.00%, 11/15/28	$1,300	$ 1,425,424
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	2,050	2,035,486
		$ 3,460,910
Insured - General Obligations — 3.9%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 992,560
Nassau County, NY, (AGM), 4.00%, 4/1/47	550	492,607
Oyster Bay, NY, (AGM), 5.00%, 8/1/26	1,000	1,061,750
		$ 2,546,917
Insured - Solid Waste — 1.4%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 156,809
(AGM), (AMT), 5.00%, 5/1/28	740	781,366
		$ 938,175
Lease Revenue/Certificates of Participation — 0.7%
Hudson Yards Infrastructure Corp., NY, 5.00%, 2/15/42	$475	$ 486,756
		$ 486,756
Other Revenue — 5.5%
Albany Parking Authority, NY, 5.00%, 7/15/23	$700	$ 707,455
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 2.55%, 11/1/38(2)	2,000	2,000,000
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/48	1,000	885,910
		$ 3,593,365
Senior Living/Life Care — 10.4%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 248,412
5.25%, 11/1/25	750	768,825
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	438,588
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,472,373
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,012,530
Westchester County Local Development Corp., NY, (Kendal on Hudson):
Escrowed to Maturity, 4.00%, 1/1/23	175	175,033
Prerefunded to 1/1/23, 5.00%, 1/1/28	1,090	1,090,447
Prerefunded to 1/1/23, 5.00%, 1/1/34	480	480,197

7
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/24	$460	$ 469,283
5.00%, 7/1/25	260	267,563
5.00%, 7/1/26	290	300,307
		$ 6,723,558
Solid Waste — 0.9%
Onondaga County Resource Recovery Agency, NY, (AMT), 5.00%, 5/1/25	$540	$ 556,189
		$ 556,189
Special Tax Revenue — 11.9%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$300	$ 303,282
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/38	1,000	946,320
5.00%, 5/1/42	440	449,548
New York Dormitory Authority, Sales Tax Revenue:
5.00%, 3/15/40	1,000	1,035,750
(AMT), 5.00%, 3/15/30	1,875	2,016,487
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45	750	672,683
5.00%, 9/15/28(3)	1,000	1,084,875
New York State Urban Development Corp., Sales Tax Revenue, 4.00%, 3/15/39	1,330	1,232,072
		$ 7,741,017
Transportation — 10.5%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	$1,000	$ 950,060
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	200	164,576
(AMT), 4.00%, 12/1/40	50	41,215
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport):
(AMT), 5.00%, 4/1/24	795	809,978
(AMT), 5.00%, 4/1/28	520	539,952
(AMT), 5.00%, 4/1/29	275	286,264
(AMT), 5.00%, 4/1/30	455	471,521
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	740	759,107
(AMT), 5.50%, 8/1/52	1,000	1,048,350
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	$1,000	$ 715,850
5.00%, 11/15/49	1,000	1,033,740
		$ 6,820,613
Water and Sewer — 0.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), (SPA: State Street Bank and Trust Company), 2.78%, 6/15/45(4)	$500	$ 500,000
		$ 500,000
Total Tax-Exempt Municipal Obligations (identified cost $66,508,888)		$62,357,407

Taxable Municipal Obligations — 3.4%
Security	Principal Amount (000's omitted)	Value
Education — 1.4%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$1,000	$ 911,910
		$ 911,910
General Obligations — 1.4%
New York, NY, 1.50%, 8/1/28	$1,000	$ 824,480
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	148	74,147
		$ 898,627
Special Tax Revenue — 0.6%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 364,416
		$ 364,416
Total Taxable Municipal Obligations (identified cost $2,451,954)		$ 2,174,953
Total Investments — 99.5% (identified cost $68,960,842)		$64,532,360
Other Assets, Less Liabilities — 0.5%		$ 337,375
Net Assets — 100.0%		$64,869,735

8
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $4,618,884 or 7.1% of the Fund's net assets.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2022, 10.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 7.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
9
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Statement of Assets and Liabilities (Unaudited)

September 30, 2022
Assets
Investments, at value (identified cost $68,960,842)	$ 64,532,360
Cash	796,061
Interest receivable	772,763
Receivable for Fund shares sold	204,756
Total assets	$66,305,940
Liabilities
Payable for when-issued securities	$ 1,082,350
Payable for Fund shares redeemed	222,158
Distributions payable	32,857
Payable to affiliates:
Investment adviser fee	21,561
Distribution and service fees	6,631
Accrued expenses	70,648
Total liabilities	$ 1,436,205
Net Assets	$64,869,735
Sources of Net Assets
Paid-in capital	$ 72,064,537
Accumulated loss	(7,194,802)
Net Assets	$64,869,735
Class A Shares
Net Assets	$ 34,601,306
Shares Outstanding	3,866,722
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.95
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.25
Class C Shares
Net Assets	$ 2,987,120
Shares Outstanding	351,242
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 8.50
Class I Shares
Net Assets	$ 27,281,309
Shares Outstanding	3,048,218
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.95
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2022
Investment Income
Interest income	$ 1,026,197
Total investment income	$ 1,026,197
Expenses
Investment adviser fee	$ 132,844
Distribution and service fees:
Class A	27,179
Class C	15,787
Trustees’ fees and expenses	2,736
Custodian fee	14,209
Transfer and dividend disbursing agent fees	19,473
Legal and accounting services	31,112
Printing and postage	2,576
Registration fees	3,720
Miscellaneous	19,505
Total expenses	$ 269,141
Net investment income	$ 757,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,604,031)
Futures contracts	306,324
Net realized loss	$(2,297,707)
Change in unrealized appreciation (depreciation):
Investments	$ (2,788,705)
Net change in unrealized appreciation (depreciation)	$(2,788,705)
Net realized and unrealized loss	$(5,086,412)
Net decrease in net assets from operations	$(4,329,356)
11
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Statements of Changes in Net Assets

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 757,056	$ 1,407,949
Net realized loss	(2,297,707)	(510,212)
Net change in unrealized appreciation (depreciation)	(2,788,705)	(4,592,616)
Net decrease in net assets from operations	$ (4,329,356)	$ (3,694,879)
Distributions to shareholders:
Class A	$ (388,216)	$ (877,418)
Class C	(24,232)	(68,622)
Class I	(329,591)	(869,943)
Total distributions to shareholders	$ (742,039)	$ (1,815,983)
Transactions in shares of beneficial interest:
Class A	$ 166,554	$ (1,812,292)
Class C	(834,452)	(1,036,315)
Class I	(6,741,959)	4,594,146
Net increase (decrease) in net assets from Fund share transactions	$ (7,409,857)	$ 1,745,539
Net decrease in net assets	$(12,481,252)	$ (3,765,323)
Net Assets
At beginning of period	$ 77,350,987	$ 81,116,310
At end of period	$ 64,869,735	$77,350,987
12
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Financial Highlights

	Class A
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660	$ 9.770
Income (Loss) From Operations
Net investment income(1)	$ 0.102	$ 0.172	$ 0.195	$ 0.210	$ 0.245	$ 0.241
Net realized and unrealized gain (loss)	(0.682)	(0.620)	0.406	0.023 (2)	0.207	(0.113)
Total income (loss) from operations	$ (0.580)	$ (0.448)	$ 0.601	$ 0.233	$ 0.452	$ 0.128
Less Distributions
From net investment income	$ (0.100)	$ (0.168)	$ (0.191)	$ (0.213)	$ (0.242)	$ (0.238)
From net realized gain	—	(0.054)	—	—	—	—
Total distributions	$ (0.100)	$ (0.222)	$ (0.191)	$ (0.213)	$ (0.242)	$ (0.238)
Net asset value — End of period	$ 8.950	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660
Total Return(3)	(6.05)% (4)	(4.47)%	6.11%	2.33%	4.75%	1.30%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,601	$37,054	$ 41,461	$41,504	$42,073	$44,330
Ratios (as a percentage of average daily net assets):
Expenses	0.81% (5)	0.73%	0.74%	0.74%	0.79%	0.75%
Net investment income	2.19% (5)	1.67%	1.91%	2.08%	2.54%	2.45%
Portfolio Turnover	34% (4)	38%	77%	102%	54%	66%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
13
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.150	$ 9.790	$ 9.410	$ 9.390	$ 9.180	$ 9.290
Income (Loss) From Operations
Net investment income(1)	$ 0.063	$ 0.090	$ 0.114	$ 0.128	$ 0.164	$ 0.159
Net realized and unrealized gain (loss)	(0.651)	(0.590)	0.375	0.022 (2)	0.207	(0.113)
Total income (loss) from operations	$(0.588)	$(0.500)	$ 0.489	$ 0.150	$ 0.371	$ 0.046
Less Distributions
From net investment income	$ (0.062)	$ (0.086)	$ (0.109)	$ (0.130)	$ (0.161)	$ (0.156)
From net realized gain	—	(0.054)	—	—	—	—
Total distributions	$(0.062)	$(0.140)	$(0.109)	$(0.130)	$ (0.161)	$ (0.156)
Net asset value — End of period	$ 8.500	$ 9.150	$ 9.790	$ 9.410	$ 9.390	$ 9.180
Total Return(3)	(6.45)% (4)	(5.19)%	5.22%	1.58%	4.09%	0.48%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,987	$ 4,064	$ 5,378	$ 9,441	$10,663	$16,306
Ratios (as a percentage of average daily net assets):
Expenses	1.56% (5)	1.48%	1.49%	1.50%	1.54%	1.50%
Net investment income	1.43% (5)	0.91%	1.18%	1.33%	1.79%	1.71%
Portfolio Turnover	34% (4)	38%	77%	102%	54%	66%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
14
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660	$ 9.770
Income (Loss) From Operations
Net investment income(1)	$ 0.109	$ 0.188	$ 0.209	$ 0.225	$ 0.260	$ 0.255
Net realized and unrealized gain (loss)	(0.682)	(0.621)	0.407	0.023 (2)	0.206	(0.112)
Total income (loss) from operations	$ (0.573)	$ (0.433)	$ 0.616	$ 0.248	$ 0.466	$ 0.143
Less Distributions
From net investment income	$ (0.107)	$ (0.183)	$ (0.206)	$ (0.228)	$ (0.256)	$ (0.253)
From net realized gain	—	(0.054)	—	—	—	—
Total distributions	$ (0.107)	$ (0.237)	$ (0.206)	$ (0.228)	$ (0.256)	$ (0.253)
Net asset value — End of period	$ 8.950	$ 9.630	$10.300	$ 9.890	$ 9.870	$ 9.660
Total Return(3)	(5.98)% (4)	(4.32)%	6.27%	2.48%	4.91%	1.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$27,281	$36,233	$ 34,277	$25,454	$21,000	$16,301
Ratios (as a percentage of average daily net assets):
Expenses	0.66% (5)	0.58%	0.59%	0.59%	0.64%	0.60%
Net investment income	2.34% (5)	1.82%	2.05%	2.23%	2.68%	2.60%
Portfolio Turnover	34% (4)	38%	77%	102%	54%	66%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
15
See Notes to Financial Statements.

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance New York Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
16

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
J  Interim Financial Statements—The interim financial statements relating to September 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2022, the Fund had a net capital loss of $620,813 attributable to security transactions incurred after October 31, 2021 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund's taxable year ending March 31, 2023.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 68,782,783
Gross unrealized appreciation	$ 418,935
Gross unrealized depreciation	(4,669,358)
Net unrealized depreciation	$ (4,250,423)
17

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is based upon a percentage of total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Daily Income Rate
Up to $500 million	0.300%	3.000%
$500 million but less than $1 billion	0.275%	2.750%
$1 billion but less than $1.5 billion	0.250%	2.500%
$1.5 billion but less than $2 billion	0.225%	2.250%
$2 billion but less than $3 billion	0.200%	2.000%
$3 billion and over	0.175%	1.750%
For the six months ended September 30, 2022, the Fund's investment adviser fee amounted to $132,844 or 0.39% (annualized) of the Fund’s average daily net assets.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2022, EVM earned $3,774 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund's principal underwriter, received $444 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2022. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2022 amounted to $27,179 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2022, the Fund paid or accrued to EVD $13,156 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2022 amounted to $2,631 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2022, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
18

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $23,540,079 and $27,789,448, respectively, for the six months ended September 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	239,565	$ 2,237,819	210,039	$ 2,171,956
Issued to shareholders electing to receive payments of distributions in Fund shares	35,364	328,077	72,330	743,674
Redemptions	(271,569)	(2,531,907)	(498,862)	(5,139,641)
Converted from Class C shares	14,232	132,565	39,445	411,719
Net increase (decrease)	17,592	$ 166,554	(177,048)	$ (1,812,292)
Class C
Sales	47,237	$ 419,796	60,427	$ 598,423
Issued to shareholders electing to receive payments of distributions in Fund shares	1,417	12,510	4,357	42,649
Redemptions	(126,686)	(1,134,193)	(128,464)	(1,265,668)
Converted to Class A shares	(14,977)	(132,565)	(41,492)	(411,719)
Net decrease	(93,009)	$ (834,452)	(105,172)	$ (1,036,315)
Class I
Sales	774,076	$ 7,194,107	1,323,247	$ 13,635,410
Issued to shareholders electing to receive payments of distributions in Fund shares	21,405	198,613	50,764	521,215
Redemptions	(1,510,574)	(14,134,679)	(938,768)	(9,562,479)
Net increase (decrease)	(715,093)	$ (6,741,959)	435,243	$ 4,594,146
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2022.
Effective October 25, 2022, the Fund renewed its line of credit agreement, which expires October 24, 2023. In connection with the renewal, the borrowing limit was decreased to $725 million.
19

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At September 30, 2022, there were no obligations outstanding under these financial instruments.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. During the six months ended September 30, 2022, the Fund entered into U.S. Treasury futures contracts to hedge against changes in interest rates.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended September 30, 2022 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Futures contracts	$306,324 (1)	$ —
(1)	Statement of Operations location: Net realized gain (loss) - Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended September 30, 2022, which is indicative of the volume of this derivative type, was approximately $687,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 62,357,407	$ —	$ 62,357,407
Taxable Municipal Obligations	—	2,174,953	—	2,174,953
Total Investments	$ —	$64,532,360	$ —	$64,532,360
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended September 30, 2022 is not presented.
20

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
21

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.  Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
22

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance New York Municipal Opportunities Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
23

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
24

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
25

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
26

Eaton Vance
New York Municipal Opportunities Fund
September 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
30

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23359    9.30.22

Eaton Vance
Short Duration Municipal
Opportunities Fund
Semiannual Report
September 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report September 30, 2022
Eaton Vance
Short Duration Municipal Opportunities Fund

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Performance

Portfolio Manager(s) Craig R. Brandon, CFA and Trevor G. Smith
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	06/27/1996	06/01/1992	(2.95)%	(6.50)%	0.69%	1.29%
Class A with 3.25% Maximum Sales Charge	—	—	(6.09)	(9.57)	0.02	0.96
Class C at NAV	12/08/1993	06/01/1992	(3.37)	(7.24)	(0.07)	0.68
Class C with 1% Maximum Deferred Sales Charge	—	—	(4.33)	(8.16)	(0.07)	0.68
Class I at NAV	08/03/2010	06/01/1992	(2.87)	(6.35)	0.86	1.45

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(2.81)%	(7.08)%	0.66%	1.28%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.64%	1.39%	0.49%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	1.99%	1.22%	2.14%
Taxable-Equivalent Distribution Rate	3.35	2.07	3.61
SEC 30-day Yield	2.39	1.71	2.62
Taxable-Equivalent SEC 30-day Yield	4.03	2.89	4.42
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Endnotes and Additional Disclosures

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to November 14, 2016 reflects the Fund’s performance under its former investment objective and policies.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
Fund profile subject to change due to active management.
4

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2022 to September 30, 2022).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (4/1/22)	Ending Account Value (9/30/22)	Expenses Paid During Period* (4/1/22 – 9/30/22)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 970.50	$3.21	0.65%
Class C	$1,000.00	$ 966.30	$6.90	1.40%
Class I	$1,000.00	$ 971.30	$2.47	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.81	$3.29	0.65%
Class C	$1,000.00	$1,018.05	$7.08	1.40%
Class I	$1,000.00	$1,022.56	$2.54	0.50%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2022.
5

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Grand Canyon University, 4.125%, 10/1/24	$8,000	$ 7,386,640
		$ 7,386,640
Hospital — 0.2%
Harnett Health System, Inc., 4.25% to 4/1/23 (Put Date), 4/1/32	$2,360	$ 2,324,600
		$ 2,324,600
Other — 0.4%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,666,055
YMCA of Greater New York, 2.303%, 8/1/26	660	582,014
		$ 4,248,069
Total Corporate Bonds (identified cost $14,338,300)		$ 13,959,309

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$410	$ 379,475
FRETE 2017-ML01 Trust, (Freddie Mac guaranteed), 3.58%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	460	456,323
Total Tax-Exempt Mortgage-Backed Securities (identified cost $869,952)		$ 835,798

Tax-Exempt Municipal Obligations — 92.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
Delaware Valley Regional Finance Authority, PA, 2.478%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$9,000	$ 8,892,540
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/25	7,350	7,700,889
		$ 16,593,429
Security	Principal Amount (000's omitted)	Value
Education — 5.5%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$ 356,793
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	595	550,357
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.00%, 6/15/31(1)	110	100,851
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 3.36%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	4,000	3,936,920
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/22	250	250,000
5.00%, 10/1/23	225	227,549
5.00%, 10/1/24	275	280,497
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/23(1)	175	176,034
5.00%, 8/1/24(1)	160	161,626
5.00%, 8/1/25(1)	300	304,470
California School Finance Authority, (KIPP SoCal Public Schools):
5.00%, 7/1/23(1)	100	100,835
5.00%, 7/1/24(1)	135	137,291
5.00%, 7/1/25(1)	200	203,938
5.00%, 7/1/26(1)	105	107,520
5.00%, 7/1/27(1)	110	112,925
5.00%, 7/1/28(1)	160	165,118
5.00%, 7/1/29(1)	165	170,483
Clifton Higher Education Finance Corp., TX, (IDEA Public Schools), (PSF Guaranteed):
5.00%, 8/15/25	460	478,736
5.00%, 8/15/27	535	567,309
District of Columbia, (District of Columbia International School):
5.00%, 7/1/25	500	505,265
5.00%, 7/1/29	885	893,177
District of Columbia, (KIPP DC):
5.00%, 7/1/25	270	276,089
5.00%, 7/1/26	250	256,870
5.00%, 7/1/27	250	258,160
5.00%, 7/1/28	240	249,036
5.00%, 7/1/29	235	245,176
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	466,339
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design):
5.00%, 3/1/26	275	279,263
5.00%, 3/1/27	210	213,583

6
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design): (continued)
5.00%, 3/1/28	$230	$ 233,919
5.00%, 3/1/29	225	228,575
5.00%, 3/1/31	865	871,297
Kentucky Bond Development Corp., (Centre College):
4.00%, 6/1/29	320	322,547
4.00%, 6/1/30	165	164,987
4.00%, 6/1/31	515	508,851
Massachusetts Development Finance Agency, (Suffolk University):
5.00%, 7/1/23	425	428,702
5.00%, 7/1/24	350	354,998
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	600,000
Michigan Finance Authority, (Cesar Chavez Academy):
3.25%, 2/1/24	195	190,983
4.00%, 2/1/29	700	652,659
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,435,578
Montana State University, 2.91%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(2)	1,530	1,531,362
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University):
1.125% to 5/1/23 (Put Date), 5/1/36	1,215	1,195,900
4.00% to 5/1/23 (Put Date), 5/1/36	1,145	1,148,114
New York Dormitory Authority, (New York University), 5.00%, 7/1/34	1,000	1,065,760
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,013,770
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 2.69%, (SIFMA + 0.23%), 12/1/26 (Put Date), 12/1/42(2)	3,400	3,331,864
Philadelphia Industrial Development Authority, PA, (La Salle University):
5.00%, 5/1/23	1,840	1,838,896
5.00%, 5/1/24	1,715	1,706,734
5.00%, 5/1/25	905	895,932
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	265	246,479
Public Finance Authority, WI, (Roseman University of Health Sciences):
3.00%, 4/1/25(1)	410	392,579
5.00%, 4/1/30(1)	1,550	1,531,896
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute):
5.00%, 9/1/27	1,000	1,046,680
5.00%, 9/1/28	1,000	1,051,880
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Connecticut, 5.00%, 5/1/25	$1,000	$ 1,042,460
University of North Carolina at Chapel Hill, 2.647%, (67% of SOFR + 0.65%), 6/1/25 (Put Date), 12/1/41(2)	4,500	4,465,080
University of Pittsburgh, PA, 2.82%, (SIFMA + 0.36%), 2/15/24(2)	2,000	2,001,100
University of South Carolina, (Moore School of Business), 5.00%, 5/1/26	1,300	1,373,294
University of Texas, 5.00%, 7/1/41	8,000	8,059,760
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	371,840
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	304,537
		$ 53,641,223
Electric Utilities — 3.7%
American Municipal Power-Ohio, Inc., OH, (Freemont Energy Center), 5.00%, 2/15/28	$650	$ 698,633
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	4,000	3,899,680
Halifax County Industrial Development Authority, VA, (Virginia Electric and Power Co.), 1.65% to 5/31/24 (Put Date), 12/1/41	5,000	4,829,850
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.):
3.20%, 7/1/39	2,170	1,673,287
(AMT), 3.25%, 1/1/25	3,250	3,186,463
Intermountain Power Agency, UT, Power Supply Revenue, 5.00%, 7/1/26	3,165	3,354,299
Long Island Power Authority, NY, Electric System Revenue:
5.00% to 9/1/27 (Put Date), 9/1/52	3,000	3,195,270
Series 2015C, 2.545%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	4,000	4,000,000
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	3,659,200
Ohio Air Quality Development Authority, (Ohio Valley Electric Corp.):
1.375% to 11/1/24 (Put Date), 2/1/26	2,200	2,052,094
1.50% to 11/4/25 (Put Date), 2/1/26	1,000	906,040
Sacramento Municipal Utility District, CA, 5.00% to 10/17/23 (Put Date), 8/15/49	3,580	3,612,327
Vermont Public Power Supply Authority, (Swanton Peaking Facility):
5.00%, 7/1/23	600	606,678
5.00%, 7/1/24	500	511,280
		$ 36,185,101

7
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.2%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	$750	$ 751,522
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	655	663,882
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/24	10,000	9,596,800
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/31	650	680,134
		$ 11,692,338
General Obligations — 20.8%
Adams and Arapahoe Joint School District No. 28J, CO, 5.00%, 12/1/23	$4,225	$ 4,315,035
Adams and Weld Counties and Broomfield City and County School District 27J, CO, 5.00%, 12/1/23	3,550	3,626,857
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	375	376,433
Anne Arundel County, MD, 5.00%, 10/1/25	4,620	4,865,738
Berwyn, IL, 5.00%, 12/1/23	1,090	1,101,216
Cedar Rapids, IA:
5.00%, 6/1/23	2,500	2,530,225
5.00%, 6/1/25	1,040	1,085,198
Champaign County Community Unit School District No. 4, IL:
0.00%, 1/1/26	400	351,940
0.00%, 1/1/27	380	320,507
0.00%, 1/1/28	565	456,786
Chicago Board of Education, IL:
0.00%, 12/1/25	500	432,610
4.00%, 12/1/22	700	700,203
5.00%, 12/1/22	1,200	1,202,220
5.00%, 12/1/23	2,000	2,021,960
5.00%, 12/1/24	2,000	2,035,760
Chicago, IL:
0.00%, 1/1/24	225	213,314
0.00%, 1/1/26	160	138,296
5.00%, 1/1/30	7,320	7,368,019
5.25%, 1/1/30	2,000	2,003,643
5.625%, 1/1/29	1,000	1,026,650
Clark County School District, GA, 5.00%, 9/1/25	2,900	3,046,073
Columbus, OH, 5.00%, 4/1/25	4,750	4,958,430
Connecticut:
3.36%, (SIFMA + 0.90%), 3/1/23(2)	3,500	3,502,100
5.00%, 4/15/23	3,200	3,232,960
5.00%, 9/15/25	1,390	1,455,302
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26(3)	$2,230	$ 2,351,959
Denver City and County, CO:
5.00%, 8/1/24	2,570	2,653,525
5.00%, 8/1/25	7,305	7,673,172
Detroit, MI:
5.00%, 4/1/23	140	140,694
5.00%, 4/1/24	150	151,977
5.00%, 4/1/25	150	152,936
5.00%, 4/1/26	330	337,927
5.00%, 4/1/27	695	713,591
5.00%, 4/1/28	730	751,155
5.00%, 4/1/29	515	530,213
Fort Bend Independent School District, TX, (PSF Guaranteed):
2.375% to 8/1/24 (Put Date), 8/1/49	4,000	3,912,640
3.00% to 8/1/23 (Put Date), 8/1/52	7,000	6,966,750
Harford County, MD, 5.00%, 9/15/23	1,000	1,017,870
Houston Independent School District, TX, (PSF Guaranteed), 3.50% to 6/1/25 (Put Date), 6/1/39	3,700	3,680,575
Illinois:
3.25%, 11/1/26	1,440	1,374,552
5.00%, 10/1/23	285	288,212
5.00%, 2/1/24	500	506,850
5.00%, 6/1/24	4,850	4,925,175
5.00%, 11/1/24	1,650	1,677,588
5.00%, 3/1/25	3,000	3,051,930
5.00%, 11/1/25	6,000	6,103,140
Johnson City, TN, 5.00%, 3/1/25	2,275	2,368,411
Lamar Consolidated Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/24	750	768,795
5.00%, 2/15/26	770	811,565
Long Beach, NY, 5.25%, 7/15/26	550	572,544
Los Angeles, CA, 4.00%, 6/29/23	15,000	15,103,200
Louisville/Jefferson County Metro Government, KY, 5.00%, 4/1/26	3,915	4,141,757
Maricopa County Elementary School District No. 2, AZ, 4.75%, 7/1/23	1,345	1,346,412
Muscogee County School District, GA, 5.00%, 10/1/25	5,385	5,663,566
New Haven, CT, 5.00%, 8/1/27	270	284,723
New York City, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,062,000
New York, NY, 5.00%, 9/1/24	5,465	5,647,258
Oklahoma City, OK, 4.00%, 3/1/24	5,790	5,854,153
Oregon, 5.00%, 8/1/26	2,720	2,896,011
Oshkosh Area School District, WI, 7.25%, 3/1/23	2,000	2,032,720

8
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Phoenix, AZ:
5.00%, 7/1/23	$2,000	$ 2,028,300
5.00%, 7/1/24	2,000	2,062,200
5.00%, 7/1/25	2,000	2,094,260
Portland, ME, 5.00%, 5/1/26	1,295	1,373,399
Puerto Rico, 5.25%, 7/1/23	9,000	9,042,210
Seattle, WA:
4.00%, 9/1/24	5,000	5,082,300
4.00%, 9/1/25	5,000	5,121,000
Tempe, AZ:
5.00%, 7/1/23	1,000	1,014,220
5.00%, 7/1/24	2,360	2,435,426
Texas:
5.00%, 8/1/37	1,665	1,724,690
(Liq: State Street Bank and Trust Company), 2.55%, 12/1/40(4)	4,400	4,400,000
Thomaston, CT, 3.00%, 8/8/23	2,680	2,664,376
Tulsa County Independent School District No. 5, OK, 3.00%, 5/1/24	3,500	3,454,430
Union City, NJ, 5.00%, 11/1/23	1,000	1,014,960
Washington, 5.00%, 6/1/27	1,500	1,615,905
Waukee Community School District, IA:
5.00%, 6/1/25	1,000	1,041,390
5.00%, 6/1/26	1,000	1,058,610
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,363,407
		$203,474,104
Hospital — 10.0%
Arizona Health Facilities Authority, (Banner Health), 2.71%, (SIFMA + 0.25%), 11/4/26 (Put Date), 1/1/46(2)	$2,400	$ 2,373,144
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital):
4.00%, 12/1/22	810	809,959
4.00%, 12/1/23	1,135	1,132,412
4.00%, 12/1/24	1,145	1,128,890
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	455,355
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/22	150	150,063
5.00%, 10/15/23	175	177,303
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	1,925,900
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	$500	$ 501,820
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 3.06%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(2)	3,000	3,002,070
Colorado Health Facilities Authority, (Adventist Health Sysytem), 5.00% to 11/20/25 (Put Date), 11/15/48	6,570	6,830,435
Colorado Health Facilities Authority, (Intermountain Healthcare), 5.00% to 8/15/28 (Put Date), 5/15/62	4,000	4,262,120
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,785	1,784,215
Connecticut Health and Educational Facilities Authority, (Griffin Hospital):
5.00%, 7/1/27(1)	725	741,160
5.00%, 7/1/30(1)	285	285,710
5.00%, 7/1/33(1)	1,170	1,153,316
Conway, AR, (Conway Regional Medical Center):
5.00%, 8/1/25	385	395,988
5.00%, 8/1/26	445	461,603
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	753,031
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,005,340
DuBois Hospital Authority, PA, (Penn Highlands Healthcare), 5.00%, 7/15/28	350	364,522
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
5.00%, 6/15/23	245	247,274
5.00%, 6/15/24	490	497,154
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group):
5.00%, 8/15/31	3,000	3,049,740
5.00%, 8/15/32	3,015	3,048,557
5.00%, 8/15/33	2,950	2,965,723
5.00%, 8/15/35	1,290	1,282,582
Gainesville and Hall County Hospital Authority, GA, (Northeast Georgia Health System, Inc.), 5.00%, 2/15/29	710	744,655
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,005,810
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	251,525
Indiana Finance Authority, (Parkview Health), 3.01%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(2)	7,240	7,242,389
Lexington County Health Services District, Inc., SC, (Lexington Medical Center):
5.00%, 11/1/23	500	507,425
5.00%, 11/1/25	80	82,888

9
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/23	$1,945	$ 1,968,359
Maricopa County Industrial Development Authority, AZ, (Banner Health), 3.03%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(2)	6,400	6,365,440
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	550,782
Massachusetts Development Finance Agency, (Milford Regional Medical Center):
5.00%, 7/15/25(1)	120	121,982
5.00%, 7/15/26(1)	150	153,159
5.00%, 7/15/27(1)	170	174,328
5.00%, 7/15/28(1)	175	180,178
5.00%, 7/15/29(1)	320	330,678
5.00%, 7/15/30(1)	350	362,128
5.00%, 7/15/31(1)	325	323,518
5.00%, 7/15/32(1)	420	412,864
Massachusetts Development Finance Agency, (Wellforce):
5.00%, 7/1/23	725	732,112
5.00%, 7/1/24	650	664,111
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System):
5.00%, 10/1/25	1,050	1,048,446
5.00%, 10/1/26	1,010	1,005,627
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,012,670
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
5.00%, 7/1/24	540	546,259
5.00%, 7/1/26	800	816,616
5.00%, 7/1/27	2,000	2,034,540
5.00%, 7/1/29	300	303,924
5.00%, 7/1/30	1,595	1,610,870
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 1.90%, 7/1/43(4)	1,800	1,800,000
New York Dormitory Authority, (Catholic Health System Obligated Group):
5.00%, 7/1/26	400	381,984
5.00%, 7/1/27	390	368,534
5.00%, 7/1/28	455	426,908
5.00%, 7/1/29	750	700,125
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	$1,910	$ 1,906,123
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 2.835%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,001,240
Oregon Facilities Authority, (Samaritan Health Services):
5.00%, 10/1/24	200	204,652
5.00%, 10/1/25	225	231,773
5.00%, 10/1/26	150	155,813
5.00%, 10/1/27	125	129,718
5.00%, 10/1/28	150	156,174
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/25	1,195	1,198,179
5.00%, 4/1/28	1,395	1,393,661
5.00%, 4/1/29	1,000	998,310
5.00%, 4/1/30	1,000	992,490
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 3.06%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(2)	7,500	7,470,675
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	50,842
Washington Health Care Facilities Authority, (MultiCare Health System), 5.00%, 8/15/37	2,500	2,565,975
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 2.64%, (SIFMA + 0.18%), 7/1/26 (Put Date), 8/15/54(2)	4,000	3,895,760
		$ 97,367,605
Housing — 3.5%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$ 3,746,631
District of Columbia Housing Finance Agency, (Parcel 42 Apartments), 1.70% to 3/1/25 (Put Date), 9/1/41	4,000	3,793,920
Illinois Housing Development Authority, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/51	3,825	3,609,270
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/23	150	149,590
4.00%, 7/1/24	175	173,539
4.00%, 7/1/25	300	295,470
4.00%, 7/1/26	320	312,803
4.00%, 7/1/27	250	242,210
4.00%, 7/1/28	200	191,944
4.00%, 7/1/29	270	256,621
4.00%, 7/1/30	280	263,390
4.00%, 7/1/31	290	269,451

10
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	$500	$ 500,000
Massachusetts Housing Finance Agency, (Mill Road Apartments), 3.01%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(2)	2,625	2,625,000
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 1.875%, 7/1/36	990	740,946
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	5,500	4,953,960
2.10% to 10/1/29 (Put Date), 11/1/46	5,000	4,340,100
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/26	160	162,330
5.00%, 7/1/27	385	390,482
5.00%, 7/1/28	240	242,484
5.00%, 7/1/29	535	538,606
5.00%, 7/1/30	225	225,493
5.00%, 7/1/31	485	483,943
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University):
5.00%, 7/1/23	20	20,116
5.00%, 7/1/24	180	181,840
5.00%, 7/1/25	870	881,484
5.00%, 7/1/26	600	608,736
5.00%, 7/1/27	375	380,340
5.00%, 7/1/28	340	343,519
5.00%, 7/1/29	300	301,761
5.00%, 7/1/30	350	350,665
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/23	390	391,049
5.00%, 6/1/24	440	442,402
5.00%, 6/1/25	980	986,713
5.00%, 6/1/26	1,090	1,097,521
		$ 34,494,329
Industrial Development Revenue — 7.4%
Allegheny County Industrial Development Authority, PA, (United States Steel Corp.), 4.875%, 11/1/24	$2,550	$ 2,552,142
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	1,500	1,385,130
California Pollution Control Financing Authority, (Republic Services, Inc.), Series 2017 A2, (AMT), 2.00%, 11/1/42(1)(5)	8,000	7,996,080
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	$1,625	$ 1,592,728
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	856,424
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	860,570
Michigan Strategic Fund, (Graphic Packaging International, LLC), Green Bonds, (AMT), 4.00% to 10/1/26 (Put Date), 10/1/61	3,000	2,890,530
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,470,040
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,393,575
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	596,322
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	3,000	3,005,610
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	3,979,428
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	920	917,452
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.):
0.95% to 12/1/26 (Put Date), 12/1/33	3,000	2,581,530
(AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	4,807,150
Public Finance Authority, WI, (Waste Management, Inc.):
(AMT), 1.10% to 6/1/26 (Put Date), 7/1/29	5,000	4,466,750
(AMT), 2.625%, 11/1/25	1,500	1,433,310
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,516,154
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	1,768,960
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,574,336
St. John Baptist Parish, LA, (Marathon Oil Corp.), 2.125% to 7/1/24 (Put Date), 6/1/37	10,250	9,998,362
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,750	3,845,647
West Virginia Economic Development Authority, (Appalachian Power Co.):
2.55% to 4/1/24 (Put Date), 3/1/40	4,000	3,871,360
3.75% to 6/1/25 (Put Date), 12/1/42	4,000	3,886,640
		$ 72,246,230

11
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.5%
Missouri Southern State University:
(AGM), 5.00%, 10/1/24	$110	$ 112,984
(AGM), 5.00%, 10/1/25	125	129,727
(AGM), 5.00%, 10/1/27	205	216,710
(AGM), 5.00%, 10/1/28	200	213,134
(AGM), 5.00%, 10/1/31	290	309,198
(AGM), 5.00%, 10/1/32	155	164,714
Northern Illinois University:
(BAM), 5.00%, 4/1/23	120	120,992
(BAM), 5.00%, 4/1/24	500	511,610
(BAM), 5.00%, 4/1/25	400	411,164
(BAM), 5.00%, 4/1/26	650	673,075
(BAM), 5.00%, 4/1/27	530	551,635
(BAM), 5.00%, 4/1/28	625	655,219
(BAM), 5.00%, 4/1/29	700	737,597
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	169,632
		$ 4,977,391
Insured - Electric Utilities — 0.4%
Puerto Rico Electric Power Authority:
(AGM), 4.00%, 7/1/23	$305	$ 304,320
(NPFG), 5.00%, 7/1/23	170	169,986
(NPFG), 5.00%, 7/1/23	1,140	1,139,909
(NPFG), 5.25%, 7/1/29	1,740	1,727,681
Series RR, (NPFG), 5.00%, 7/1/24	845	844,932
		$ 4,186,828
Insured - General Obligations — 1.0%
Cambria County, PA, (AGM), 4.00%, 8/1/32	$500	$ 504,200
Chicago Board of Education, IL:
(AGM), 5.00%, 12/1/23	100	101,593
(NPFG), 0.00%, 12/1/22	470	467,034
(NPFG), 0.00%, 12/1/23	2,245	2,136,342
(NPFG), 0.00%, 12/1/26	1,945	1,607,659
Series 1998B, (NPFG), 0.00%, 12/1/24	365	332,000
Series 1999A, (NPFG), 0.00%, 12/1/24	260	236,493
Chicago, IL:
(AGM), 0.00%, 1/1/25	250	228,758
(NPFG), 0.00%, 1/1/23	175	173,338
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	510,565
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	148,611
McCook, IL:
(AGM), 4.00%, 12/1/22	225	225,277
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
McCook, IL: (continued)
(AGM), 4.00%, 12/1/23	$250	$ 251,880
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	487,052
Stickney, IL:
(BAM), 4.00%, 12/1/22	200	200,098
(BAM), 4.00%, 12/1/23	350	352,436
Vauxmont Metropolitan District, CO:
(AGM), 5.00%, 12/1/22	495	496,272
(AGM), 5.00%, 12/1/25	540	564,381
(AGM), 5.00%, 12/1/28	630	681,295
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	119,059
		$ 9,824,343
Insured - Hospital — 0.1%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$ 720,000
		$ 720,000
Insured - Lease Revenue/Certificates of Participation — 0.1%
Kentucky State University:
(BAM), 5.00%, 11/1/26	$250	$ 264,098
(BAM), 5.00%, 11/1/29	300	327,183
(BAM), 5.00%, 11/1/30	350	384,226
		$ 975,507
Insured - Other Revenue — 0.3%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$ 1,160,141
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 5.00%, 3/1/30	1,500	1,624,530
		$ 2,784,671
Insured - Special Tax Revenue — 0.0%(6)
Vineyard Redevelopment Agency, UT:
(AGM), 5.00%, 5/1/30	$210	$ 229,244
(AGM), 5.00%, 5/1/31	245	267,854
		$ 497,098
Insured - Transportation — 0.9%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$ 2,106,623
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,013,620
Puerto Rico Highway and Transportation Authority:
(AGC), 5.25%, 7/1/41	1,000	974,770

12
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Puerto Rico Highway and Transportation Authority: (continued)
(AGC), 5.25%, 7/1/41	$1,000	$ 974,770
(NPFG), 5.00%, 7/1/29	955	951,524
(NPFG), 5.25%, 7/1/23	365	365,624
		$ 8,386,931
Lease Revenue/Certificates of Participation — 1.5%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$ 2,058,100
Minnesota, 5.00%, 3/1/27(3)	2,000	2,143,120
New Jersey Economic Development Authority, (School Facilities Construction):
4.01%, (SIFMA + 1.55%), 9/1/27(2)	1,000	1,000,590
4.06%, (SIFMA + 1.60%), 3/1/28(2)	3,080	3,082,002
Virginia Public Building Authority:
5.00%, 8/1/25	1,500	1,572,690
5.00%, 8/1/26	5,000	5,316,150
		$ 15,172,652
Other Revenue — 9.4%
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project):
5.00%, 5/1/23(1)	$185	$ 185,781
5.00%, 5/1/32(1)	3,000	2,935,890
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel):
5.00%, 1/1/23	500	500,425
5.00%, 1/1/24	600	601,872
5.00%, 1/1/25	500	502,480
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 2.55%, 11/1/38(4)	5,300	5,300,000
Black Belt Energy Gas District, AL:
2.618%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(2)	20,000	19,803,400
2.83%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	15,000	14,104,500
4.00% to 12/1/23 (Put Date), 12/1/48	1,000	998,280
California Infrastructure and Economic Development Bank, (California Academy of Sciences), Sustainability Bonds, 2.81%, (SIFMA + 0.35%), 8/1/24 (Put Date), 8/1/47(2)	2,630	2,602,070
District of Columbia, Green Bonds, (AMT), 5.00%, 2/28/25	1,460	1,490,908
Florida Board of Education, Lottery Revenue, 5.00%, 7/1/25	4,285	4,483,481
Jacksonville, FL, Special Revenue, 5.00%, 10/1/24	1,800	1,861,452
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	830,155
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
2.468%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(2)	$2,500	$ 2,478,350
(Liq: Royal Bank of Canada), 2.548%, (67% of 1 mo. USD LIBOR + 0.83%), 8/1/48(2)	16,000	15,865,920
(Liq: Royal Bank of Canada), 3.03%, (SIFMA + 0.57), 12/1/23 (Put Date), 8/1/48(2)	3,000	2,971,800
Northern California Gas Authority No. 1, Gas Project Revenue, 2.246%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(2)	755	732,848
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	7,226,940
Southeast Alabama Gas Supply District, (Project No. 1), 3.11%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(2)	2,000	1,968,420
Southeast Alabama Gas Supply District, (Project No. 2), 2.568%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	2,000	1,968,960
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 2.906%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	2,535	2,474,971
		$ 91,888,903
Senior Living/Life Care — 7.4%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	$300	$ 304,422
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/23	375	376,166
5.00%, 7/15/24	300	301,344
5.00%, 7/15/25	250	251,075
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/26	365	375,913
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	817,224
California Public Finance Authority, (Enso Village), Green Bonds, 2.125%, 11/15/27(1)	770	684,006
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	430,030
Colorado Health Facilities Authority, (Aberdeen Ridge):
2.125%, 5/15/28	1,500	1,361,910
2.625%, 5/15/29	2,000	1,787,460
Colorado Health Facilities Authority, (Christian Living Neighborhoods):
4.00%, 1/1/24	540	531,571
4.00%, 1/1/27	200	188,700
4.00%, 1/1/28	240	222,643

13
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Florida Development Finance Corp. (The Glenridge on Palmer Ranch):
3.00%, 6/1/23(1)	$110	$ 108,358
4.00%, 6/1/24(1)	105	102,562
4.00%, 6/1/25(1)	110	105,623
4.00%, 6/1/26(1)	110	103,965
5.00%, 6/1/31(1)	285	264,491
5.00%, 6/1/35(1)	225	200,810
Florida Development Finance Corp., (Mayflower Retirement Community):
1.75%, 6/1/26(1)	1,020	907,861
2.375%, 6/1/27(1)	835	739,117
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/22	250	249,877
5.00%, 12/1/23	355	353,516
5.00%, 12/1/24	425	420,529
5.00%, 12/1/30	500	465,625
Fulton County Residential Care Facilities for the Elderly Authority, GA, (Canterbury Court), 2.25%, 10/1/28(1)	3,665	2,975,284
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	160	157,957
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	510	473,892
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 3.16%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	725	702,858
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.00%, 5/15/27	2,240	2,133,510
James City County Economic Development Authority, VA, (Williamsburg Landing):
4.00%, 12/1/24	415	407,912
4.00%, 12/1/25	425	413,423
Kentwood Economic Development Corp., MI, (Holland Home Obligated Group), 4.00%, 11/15/31	500	449,775
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	1,085	1,082,993
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
3.50%, 10/1/22	500	500,000
4.00%, 10/1/25(1)	515	519,769
4.00%, 10/1/26(1)	1,000	1,010,290
4.00%, 10/1/27(1)	400	403,240
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/22	100	100,047
4.00%, 12/1/23	125	125,305
4.00%, 12/1/24	150	150,767
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.): (continued)
4.00%, 12/1/25	$100	$ 100,655
4.00%, 12/1/26	150	150,774
4.00%, 12/1/27	200	200,856
4.00%, 12/1/28	200	201,000
4.00%, 12/1/29	250	251,282
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.20%, 6/1/28	2,000	1,674,380
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	705	602,331
5.625%, 7/1/46(1)	425	364,743
5.75%, 7/1/54(1)	1,130	959,585
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/23	1,795	1,794,713
5.00%, 1/1/30	630	621,678
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven):
4.25%, 10/1/26	3,000	2,939,610
4.50%, 10/1/26	3,000	2,939,940
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
2.25%, 7/1/23	1,525	1,506,075
5.00%, 7/1/30	400	381,188
5.00%, 7/1/31	670	630,959
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 4.00%, 1/1/25	1,705	1,659,664
North Carolina Medical Care Commission, (Galloway Ridge):
4.00%, 1/1/25	250	242,583
4.00%, 1/1/26	240	229,699
5.00%, 1/1/27	565	553,971
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27	2,500	2,418,925
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
4.00%, 5/15/27	1,240	1,181,050
5.00%, 5/15/26	1,000	1,000,670
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/26	300	288,708
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/29	355	349,373
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	515	451,289

14
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Public Finance Authority, WI, (SearStone CCRC), 2.25%, 6/1/27	$2,000	$ 1,770,040
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	210,517
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	685	690,220
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/23	1,365	1,365,246
5.00%, 4/1/24	1,450	1,450,812
5.00%, 4/1/25	1,510	1,509,638
5.00%, 4/1/26	1,595	1,591,954
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman):
4.00%, 11/15/24	200	196,496
4.00%, 11/15/25	275	267,688
5.00%, 11/15/27	300	298,914
5.00%, 11/15/29	115	112,570
5.00%, 11/15/30	180	174,964
St. Johns County Industrial Development Authority, FL, (Vicar's Landing):
4.00%, 12/15/22	110	109,826
4.00%, 12/15/24	145	141,714
4.00%, 12/15/25	180	173,700
4.00%, 12/15/26	185	176,042
4.00%, 12/15/27	215	201,502
4.00%, 12/15/28	200	184,410
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group):
5.00%, 9/1/23	2,015	2,015,242
5.00%, 9/1/24	1,490	1,486,439
5.00%, 9/1/25	1,615	1,602,871
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.):
4.00%, 12/1/23	235	234,857
4.00%, 12/1/24	245	244,586
4.00%, 12/1/25	250	248,963
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	596,651
Tempe Industrial Development Authority, AZ, (Friendship Village of Tempe):
1.50%, 12/1/27	1,960	1,633,915
4.00%, 12/1/24	225	220,797
4.00%, 12/1/25	275	267,275
4.00%, 12/1/26	240	230,902
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	$230	$ 231,822
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	993,510
Washington County, MD, (Diakon Lutheran Social Ministries):
5.00%, 1/1/23	365	366,559
5.00%, 1/1/24	350	357,070
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,183,663
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	80	79,110
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/24(1)	180	178,790
5.00%, 1/1/25(1)	385	380,084
5.00%, 1/1/26(1)	400	392,244
Wayzata, MN, (Folkestone Senior Living Community):
3.00%, 8/1/23	100	98,985
3.00%, 8/1/24	100	97,720
3.00%, 8/1/25	100	96,418
3.00%, 8/1/26	250	237,705
3.00%, 8/1/27	425	397,430
3.125%, 8/1/28	650	601,152
Westchester County Local Development Corp., NY, (Kendal on Hudson), Escrowed to Maturity, 4.00%, 1/1/23	50	50,010
Wisconsin Health and Educational Facilities Authority, (Saint John's Communities, Inc.):
Series 2018A, 4.00%, 9/15/23	250	251,602
Prerefunded to 9/15/23, 4.00%, 9/15/24	365	367,237
		$ 72,727,383
Special Tax Revenue — 2.4%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/27	$550	$ 566,759
5.00%, 5/1/28	575	595,004
5.00%, 5/1/29	600	623,412
Baltimore, MD, (Harbor Point):
2.70%, 6/1/23(1)	285	280,360
2.80%, 6/1/25(1)	125	117,741
2.85%, 6/1/26(1)	135	124,778
2.95%, 6/1/27(1)	175	158,942
District of Columbia, Income Tax Revenue, 5.00%, 12/1/28	2,500	2,747,100

15
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion):
5.00%, 12/1/25	$250	$ 254,535
5.00%, 12/1/26	330	337,135
5.00%, 12/1/27	420	430,000
5.00%, 12/1/28	425	436,131
5.00%, 12/1/29	400	410,996
5.00%, 12/1/30	680	694,742
5.00%, 12/1/31	785	795,888
5.00%, 12/1/32	660	665,663
Greenville County, SC, Special Source Revenue, 5.00%, 4/1/28	450	485,555
Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	251,478
Illinois, Sales Tax Revenue, 5.00%, 6/15/23	925	933,963
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25(3)	3,825	3,981,973
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	225	212,108
Sales Tax Securitization Corp., IL:
5.00%, 1/1/23	650	652,411
Series 2018C, 5.00%, 1/1/29	1,525	1,611,162
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	580	558,122
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	880	699,336
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/26	5,000	5,282,850
		$ 23,908,144
Student Loan — 1.5%
Massachusetts Educational Financing Authority:
(AMT), 3.50%, 7/1/33	$3,005	$ 2,738,186
(AMT), 3.625%, 7/1/38	1,500	1,299,735
(AMT), 5.00%, 7/1/23	1,000	1,010,910
New Jersey Higher Education Student Assistance Authority:
(AMT), 5.00%, 12/1/23	4,475	4,538,679
(AMT), 5.00%, 12/1/25	2,850	2,935,614
Rhode Island Student Loan Authority:
(AMT), 5.00%, 12/1/23	600	608,124
(AMT), 5.00%, 12/1/23	1,250	1,266,363
		$ 14,397,611
Security	Principal Amount (000's omitted)	Value
Transportation — 12.0%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 6/30/27	$695	$ 712,570
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	2,250	2,277,922
Chicago, IL, (O'Hare International Airport), (AMT), 5.00%, 1/1/26(3)	2,500	2,565,350
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/25	2,900	3,036,474
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,125,150
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	984,470
Florida Department of Transportation, 5.00%, 7/1/25	5,000	5,204,900
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,607,568
Hawaii Airports System Revenue, (AMT), 5.00%, 7/1/23	6,000	6,065,460
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/31	4,500	4,689,945
Houston, TX, Airport System Revenue:
(AMT), 5.00%, 7/1/29	1,700	1,781,736
(AMT), 5.00%, 7/1/30	1,250	1,310,812
Lee County, FL, Airport Revenue, (AMT), 5.00%, 10/1/25	1,000	1,030,100
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/26	5,000	5,186,150
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,493,542
Massachusetts Port Authority:
(AMT), 5.00%, 7/1/34	2,405	2,434,317
Green Bonds, (AMT), 5.00%, 7/1/30	1,200	1,277,928
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/24	3,750	3,837,787
Metropolitan Washington Airports Authority, D.C.:
(AMT), 5.00%, 10/1/27	1,375	1,438,250
Series 2017A, (AMT), 5.00%, 10/1/28	5,505	5,735,329
Series 2019A, (AMT), 5.00%, 10/1/28	1,685	1,768,003
New Jersey Transportation Trust Fund Authority:
0.00%, 12/15/24	200	182,898
5.00%, 6/15/23	1,000	1,009,560
New Jersey Transportation Trust Fund Authority, (Transportation System):
0.00%, 12/15/25	1,000	875,360
5.00%, 12/15/23	1,500	1,526,430
5.00%, 12/15/24	2,000	2,047,480
5.50%, 12/15/23	3,000	3,070,260
North Texas Tollway Authority, 4.00%, 1/1/32	2,000	1,986,600
Pennsylvania Turnpike Commission:
3.06%, (SIFMA + 0.60%), 12/1/23(2)	1,000	1,001,640
5.00%, 6/1/30	1,145	1,193,422
(LOC: TD Bank, N.A.), 2.55%, 12/1/39(4)	1,000	1,000,000

16
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/25	$10,000	$ 10,280,400
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 5.00%, 7/1/27	5,805	5,848,654
Port Authority of New York and New Jersey:
4.00%, 12/1/25	1,125	1,148,310
(AMT), 5.00%, 7/15/24	2,355	2,410,437
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,053,120
Port of Seattle, WA:
3.475%, 8/1/24	2,000	1,964,560
(AMT), 5.00%, 8/1/24	2,500	2,561,125
(AMT), 5.00%, 4/1/26	1,000	1,025,970
(AMT), 5.00%, 5/1/28	1,700	1,772,607
(AMT), 5.00%, 8/1/30	2,500	2,628,825
(AMT), 5.00%, 5/1/33	2,045	2,087,700
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	2,559,975
Virginia Commonwealth Transportation Board, 5.00%, 5/15/24	4,000	4,115,160
Virginia Small Business Financing Authority, (95 Express Lanes LLC), (AMT), 5.00%, 1/1/32	3,000	3,081,870
		$116,996,126
Water and Sewer — 1.5%
Charlotte, NC, Water and Sewer System Revenue, 5.00%, 7/1/23	$2,400	$ 2,434,680
Phoenix Civic Improvement Corp., AZ, Wastewater System Revenue, 5.00%, 7/1/28	860	884,235
San Mateo-Foster City Public Financing Authority, CA, Wastewater Revenue, 5.00%, 8/1/25	10,860	11,425,371
		$ 14,744,286
Total Tax-Exempt Municipal Obligations (identified cost $946,281,730)		$907,882,233

Taxable Municipal Obligations — 5.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$2,795	$ 2,793,016
Forest Grove, OR, (Pacific University), 1.65%, 5/1/24	320	302,534
Indiana Finance Authority, (Depauw University):
3.95%, 7/1/23	400	395,404
Security	Principal Amount (000's omitted)	Value
Education (continued)
Indiana Finance Authority, (Depauw University): (continued)
4.20%, 7/1/24	$400	$ 391,964
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	1,500	1,367,865
		$ 5,250,783
General Obligations — 2.3%
Cecil County, MD, 1.20%, 11/1/27	$420	$ 355,328
Chicago, IL, 7.75%, 1/1/42	2,659	2,777,246
Douglas County School District No. 17, NE, 1.048%, 6/15/26	585	514,168
Livermore Valley Joint Unified School District, CA, 1.335%, 8/1/26	3,290	2,915,401
Maryland, 0.41%, 8/1/23	5,000	4,854,100
Massachusetts, Special Obligation Revenue Bonds, Social Bonds, 3.564%, 7/15/23	8,500	8,450,275
San Antonio, TX, 3.274%, 2/1/23	2,750	2,745,187
		$ 22,611,705
Hospital — 0.3%
Conway, AR, (Conway Regional Medical Center):
1.15%, 8/1/24	$250	$ 233,140
1.75%, 8/1/26	250	220,930
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.25%, 11/1/28	1,380	1,278,763
University of Wisconsin Hospitals and Clinics Authority, 1.69%, 4/1/26	1,750	1,569,243
		$ 3,302,076
Housing — 0.4%
Maryland Community Development Administration, (SPA: TD Bank, N.A.), 3.08%, 9/1/33(4)	$3,365	$ 3,365,000
		$ 3,365,000
Insured - General Obligations — 0.1%
Bureau County Township High School District No. 502, IL, (BAM), 1.356%, 12/1/27	$620	$ 524,334
Valley View School District, PA, (BAM), 2.20%, 5/15/26	500	461,785
		$ 986,119
Insured - Special Tax Revenue — 0.3%
Bexar County, TX, Venue Project Revenue:
(AGM), 1.272%, 8/15/26	$550	$ 483,043
(AGM), 1.573%, 8/15/27	500	431,070
(AGM), 1.743%, 8/15/28	750	630,870

17
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Bexar County, TX, Venue Project Revenue: (continued)
(AGM), 1.924%, 8/15/29	$1,535	$ 1,270,581
		$ 2,815,564
Insured - Transportation — 0.4%
Miami-Dade County, FL, Seaport Revenue, (AGM), 1.349%, 10/1/26	$4,860	$ 4,242,829
		$ 4,242,829
Other Revenue — 0.8%
Golden State Tobacco Securitization Corp., CA, 1.337%, 6/1/23	$7,600	$ 7,436,068
		$ 7,436,068
Senior Living/Life Care — 0.2%
Indiana Finance Authority, (BHI Senior Living), 2.52%, 11/15/26	$510	$ 452,151
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 1.25%, 6/1/26	1,305	1,168,653
		$ 1,620,804
Special Tax Revenue — 0.5%
Illinois, Sales Tax Revenue:
1.253%, 6/15/25	$2,000	$ 1,782,800
1.453%, 6/15/26	3,000	2,587,800
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	330	307,745
		$ 4,678,345
Transportation — 0.1%
Central Texas Regional Mobility Authority, 1.585%, 1/1/26	$1,150	$ 1,033,631
		$ 1,033,631
Total Taxable Municipal Obligations (identified cost $60,818,547)		$ 57,342,924
Total Investments — 100.2% (identified cost $1,022,308,529)		$980,020,264
Other Assets, Less Liabilities — (0.2)%		$ (1,648,716)
Net Assets — 100.0%		$978,371,548

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2022, the aggregate value of these securities is $54,539,145 or 5.6% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at September 30, 2022.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(5)	Variable rate security that may be tendered at par quarterly. The stated interest rate, which resets quarterly, is determined by the remarketing agent and represents the rate in effect at September 30, 2022.
(6)	Amount is less than 0.05%.
At September 30, 2022, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is less than 10% individually.
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At September 30, 2022, 4.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

18
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
USD	– United States Dollar
19
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Statement of Assets and Liabilities (Unaudited)

September 30, 2022
Assets
Investments, at value (identified cost $1,022,308,529)	$ 980,020,264
Cash	738,262
Interest receivable	10,058,855
Receivable for investments sold	2,149,813
Receivable for Fund shares sold	5,338,782
Total assets	$ 998,305,976
Liabilities
Payable for investments purchased	$ 2,029,625
Payable for when-issued securities	11,120,454
Payable for Fund shares redeemed	5,705,743
Distributions payable	460,440
Payable to affiliate:
Investment adviser and administration fee	330,657
Distribution and service fees	41,304
Accrued expenses	246,205
Total liabilities	$ 19,934,428
Net Assets	$ 978,371,548
Sources of Net Assets
Paid-in capital	$1,045,796,672
Accumulated loss	(67,425,124)
Net Assets	$ 978,371,548
Class A Shares
Net Assets	$ 173,905,401
Shares Outstanding	18,283,877
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.51
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 9.83
Class C Shares
Net Assets	$ 25,142,087
Shares Outstanding	2,759,657
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.11
Class I Shares
Net Assets	$ 779,324,060
Shares Outstanding	81,896,761
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.52
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
20
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
September 30, 2022
Investment Income
Interest income	$ 11,719,232
Total investment income	$ 11,719,232
Expenses
Investment adviser and administration fee	$ 2,061,719
Distribution and service fees:
Class A	139,774
Class C	127,254
Trustees’ fees and expenses	37,971
Custodian fee	126,752
Transfer and dividend disbursing agent fees	165,219
Legal and accounting services	40,926
Printing and postage	19,465
Registration fees	20,492
Miscellaneous	103,295
Total expenses	$ 2,842,867
Net investment income	$ 8,876,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (14,626,244)
Net realized loss	$(14,626,244)
Change in unrealized appreciation (depreciation):
Investments	$ (24,452,562)
Net change in unrealized appreciation (depreciation)	$(24,452,562)
Net realized and unrealized loss	$(39,078,806)
Net decrease in net assets from operations	$(30,202,441)
21
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Statements of Changes in Net Assets

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,876,365	$ 12,428,717
Net realized loss	(14,626,244)	(9,315,946)
Net change in unrealized appreciation (depreciation)	(24,452,562)	(36,646,856)
Net decrease in net assets from operations	$ (30,202,441)	$ (33,534,085)
Distributions to shareholders:
Class A	$ (1,522,030)	$ (2,268,702)
Class C	(124,433)	(104,986)
Class I	(7,308,900)	(9,950,462)
Total distributions to shareholders	$ (8,955,363)	$ (12,324,150)
Transactions in shares of beneficial interest:
Class A	$ (20,943,669)	$ 17,954,827
Class C	(4,670,661)	(366,180)
Class I	2,758,316	179,475,026
Net increase (decrease) in net assets from Fund share transactions	$ (22,856,014)	$ 197,063,673
Net increase (decrease) in net assets	$ (62,013,818)	$ 151,205,438
Net Assets
At beginning of period	$1,040,385,366	$ 889,179,928
At end of period	$ 978,371,548	$1,040,385,366
22
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Financial Highlights

	Class A
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.880	$ 10.280	$ 9.900	$ 10.070	$ 9.950	$ 9.830
Income (Loss) From Operations
Net investment income(1)	$ 0.079	$ 0.111	$ 0.157	$ 0.196	$ 0.224	$ 0.212
Net realized and unrealized gain (loss)	(0.369)	(0.400)	0.380	(0.163)	0.121	0.117
Total income (loss) from operations	$ (0.290)	$ (0.289)	$ 0.537	$ 0.033	$ 0.345	$ 0.329
Less Distributions
From net investment income	$ (0.080)	$ (0.111)	$ (0.157)	$ (0.197)	$ (0.225)	$ (0.209)
From net realized gain	—	—	—	(0.006)	—	—
Total distributions	$ (0.080)	$ (0.111)	$ (0.157)	$ (0.203)	$ (0.225)	$ (0.209)
Net asset value — End of period	$ 9.510	$ 9.880	$ 10.280	$ 9.900	$10.070	$ 9.950
Total Return(2)	(2.95)% (3)	(2.85)%	5.46%	0.29%	3.52% (4)	3.36% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$173,905	$201,964	$192,676	$162,846	$ 94,489	$36,045
Ratios (as a percentage of average daily net assets):
Expenses	0.65% (5)	0.64%	0.66%	0.66%	0.70% (4)	0.70% (4)
Net investment income	1.62% (5)	1.08%	1.55%	1.93%	2.25%	2.13%
Portfolio Turnover	47% (3)	57%	14%	52%	48%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.15% of average daily net assets for the years ended March 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
23
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Financial Highlights — continued

	Class C
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.470	$ 9.850	$ 9.480	$ 9.650	$ 9.530	$ 9.410
Income (Loss) From Operations
Net investment income(1)	$ 0.040	$ 0.033	$ 0.079	$ 0.117	$ 0.144	$ 0.131
Net realized and unrealized gain (loss)	(0.358)	(0.381)	0.369	(0.165)	0.120	0.117
Total income (loss) from operations	$ (0.318)	$ (0.348)	$ 0.448	$ (0.048)	$ 0.264	$ 0.248
Less Distributions
From net investment income	$ (0.042)	$ (0.032)	$ (0.078)	$ (0.116)	$ (0.144)	$ (0.128)
From net realized gain	—	—	—	(0.006)	—	—
Total distributions	$ (0.042)	$ (0.032)	$ (0.078)	$ (0.122)	$ (0.144)	$ (0.128)
Net asset value — End of period	$ 9.110	$ 9.470	$ 9.850	$ 9.480	$ 9.650	$ 9.530
Total Return(2)	(3.37)% (3)	(3.54)%	4.74%	(0.53)%	2.79% (4)	2.64% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$25,142	$30,887	$32,499	$35,156	$28,258	$16,403
Ratios (as a percentage of average daily net assets):
Expenses	1.40% (5)	1.39%	1.41%	1.41%	1.45% (4)	1.45% (4)
Net investment income	0.87% (5)	0.34%	0.81%	1.20%	1.51%	1.37%
Portfolio Turnover	47% (3)	57%	14%	52%	48%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.15% of average daily net assets for the years ended March 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
24
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Financial Highlights — continued

	Class I
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31,
			2022	2021	2020	2019	2018
Net asset value — Beginning of period	$ 9.890	$ 10.290	$ 9.900	$ 10.080	$ 9.950	$ 9.830
Income (Loss) From Operations
Net investment income(1)	$ 0.086	$ 0.127	$ 0.173	$ 0.212	$ 0.237	$ 0.226
Net realized and unrealized gain (loss)	(0.369)	(0.401)	0.389	(0.173)	0.133	0.118
Total income (loss) from operations	$ (0.283)	$ (0.274)	$ 0.562	$ 0.039	$ 0.370	$ 0.344
Less Distributions
From net investment income	$ (0.087)	$ (0.126)	$ (0.172)	$ (0.213)	$ (0.240)	$ (0.224)
From net realized gain	—	—	—	(0.006)	—	—
Total distributions	$ (0.087)	$ (0.126)	$ (0.172)	$ (0.219)	$ (0.240)	$ (0.224)
Net asset value — End of period	$ 9.520	$ 9.890	$ 10.290	$ 9.900	$ 10.080	$ 9.950
Total Return(2)	(2.87)% (3)	(2.70)%	5.72%	0.34%	3.78% (4)	3.51% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$779,324	$807,534	$664,004	$616,381	$439,012	$84,347
Ratios (as a percentage of average daily net assets):
Expenses	0.50% (5)	0.49%	0.51%	0.51%	0.55% (4)	0.55% (4)
Net investment income	1.77% (5)	1.23%	1.71%	2.09%	2.37%	2.26%
Portfolio Turnover	47% (3)	57%	14%	52%	48%	55%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Not annualized.
(4)	The investment adviser and administrator reimbursed certain operating expenses (equal to 0.01% and 0.15% of average daily net assets for the years ended March 31, 2019 and 2018, respectively). Absent this reimbursement, total return would be lower.
(5)	Annualized.
25
See Notes to Financial Statements.

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Municipal Opportunities Fund (the Fund) is a non-diversified series of Eaton Vance Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek to maximize after-tax total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of September 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
26

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

G   Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to September 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At March 31, 2022, the Fund, for federal income tax purposes, had deferred capital losses of $10,555,293 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2022, $9,308,697 are short-term and $1,246,596 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,022,249,100
Gross unrealized appreciation	$ 728,106
Gross unrealized depreciation	(42,956,942)
Net unrealized depreciation	$ (42,228,836)
27

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.400%
$1 billion but less than $2.5 billion	0.375%
$2.5 billion but less than $5 billion	0.360%
$5 billion and over	0.350%
For the six months ended September 30, 2022, the investment adviser and administration fee amounted to $2,061,719 or 0.40% (annualized) of the Fund’s average daily net assets.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended September 30, 2022, EVM earned $3,006 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $4,757 as its portion of the sales charge on sales of Class A shares for the six months ended September 30, 2022. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended September 30, 2022 in the amount of $2,707. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.15% per annum of the Fund's average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the six months ended September 30, 2022 amounted to $139,774 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended September 30, 2022, the Fund paid or accrued to EVD $106,045 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of its average daily net assets attributable to Class C shares. The Trustees approved service fee payments equal to 0.15% per annum of the Fund’s average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class C sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended September 30, 2022 amounted to $21,209 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended September 30, 2022, the Fund was informed that EVD received approximately $37,000 and $6,000 of CDSCs paid by Class A and Class C shareholders, respectively.
28

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, aggregated $480,696,685 and $549,161,030, respectively, for the six months ended September 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	2,096,118	$ 20,369,142	8,552,582	$ 88,069,587
Issued to shareholders electing to receive payments of distributions in Fund shares	133,602	1,295,588	188,757	1,935,338
Redemptions	(4,419,802)	(42,992,633)	(7,082,209)	(72,403,054)
Converted from Class C shares	39,926	384,234	34,114	352,956
Net increase (decrease)	(2,150,156)	$ (20,943,669)	1,693,244	$ 17,954,827
Class C
Sales	281,673	$ 2,629,687	692,020	$ 6,809,099
Issued to shareholders electing to receive payments of distributions in Fund shares	11,001	102,118	8,828	86,685
Redemptions	(753,814)	(7,018,232)	(702,764)	(6,909,008)
Converted to Class A shares	(41,667)	(384,234)	(35,623)	(352,956)
Net decrease	(502,807)	$ (4,670,661)	(37,539)	$ (366,180)
Class I
Sales	30,132,019	$ 293,605,523	52,161,238	$ 536,602,594
Issued to shareholders electing to receive payments of distributions in Fund shares	537,040	5,211,730	741,875	7,605,633
Redemptions	(30,437,632)	(296,058,937)	(35,789,464)	(364,733,201)
Net increase	231,427	$ 2,758,316	17,113,649	$ 179,475,026
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended September 30, 2022.
Effective October 25, 2022, the Fund renewed its line of credit agreement, which expires October 24, 2023. In connection with the renewal, the borrowing limit was decreased to $725 million.
29

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 13,959,309	$ —	$ 13,959,309
Tax-Exempt Mortgage-Backed Securities	—	835,798	—	835,798
Tax-Exempt Municipal Obligations	—	907,882,233	—	907,882,233
Taxable Municipal Obligations	—	57,342,924	—	57,342,924
Total Investments	$ —	$980,020,264	$ —	$980,020,264
10  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
30

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.
31

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance Short Duration Municipal Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.
32

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain factors identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
33

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Board of Trustees’ Contract Approval — continued

Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
34

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
35

Eaton Vance
Short Duration Municipal Opportunities Fund
September 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
36

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
37

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
39

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

23358    9.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Investment Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 22, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 22, 2022